UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23237

TRANSAMERICA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2018 are attached.

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 70.5%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.	2,174	$ 293,642
Esterline Technologies Corp. (A)	1,288	94,217
KLX, Inc. (A)	2,480	176,229
Orbital ATK, Inc.	2,846	377,408
Teledyne Technologies, Inc. (A)	1,758	329,045

		1,270,541

Airlines - 0.3%
JetBlue Airways Corp. (A)	15,847	322,011

Auto Components - 0.6%
Cooper Tire & Rubber Co.	2,501	73,279
Dana, Inc.	7,151	184,210
Delphi Technologies PLC	4,363	207,897
Gentex Corp.	13,511	311,023

		776,409

Automobiles - 0.2%
Thor Industries, Inc.	2,413	277,905

Banks - 5.8%
Associated Banc-Corp.	8,397	208,665
BancorpSouth Bank	4,138	131,588
Bank of Hawaii Corp.	2,084	173,180
Bank of the Ozarks, Inc.	5,979	288,606
Cathay General Bancorp	3,754	150,085
Chemical Financial Corp.	3,511	191,982
Commerce Bancshares, Inc.	4,624	277,024
Cullen / Frost Bankers, Inc.	2,853	302,618
East West Bancorp, Inc.	7,117	445,097
First Horizon National Corp.	16,092	303,012
FNB Corp.	15,926	214,205
Fulton Financial Corp.	8,630	153,183
Hancock Holding Co.	4,197	216,985
Home BancShares, Inc.	7,783	177,530
International Bancshares Corp.	2,669	103,824
MB Financial, Inc.	4,135	167,385
PacWest Bancorp	6,193	306,739
Pinnacle Financial Partners, Inc.	3,643	233,881
Prosperity Bancshares, Inc.	3,438	249,702
Signature Bank (A)	2,643	375,174
Sterling Bancorp	11,064	249,493
Synovus Financial Corp.	5,843	291,799
TCF Financial Corp.	8,417	191,992
Texas Capital Bancshares, Inc. (A)	2,445	219,806
Trustmark Corp.	3,339	104,043
UMB Financial Corp.	2,168	156,942
Umpqua Holdings Corp.	10,853	232,363
United Bankshares, Inc.	5,172	182,313
Valley National Bancorp	13,030	162,354
Webster Financial Corp.	4,535	251,239
Wintrust Financial Corp.	2,768	238,186

		6,950,995

Beverages - 0.1%
Boston Beer Co., Inc., Class A (A) (B)	434	82,048

Biotechnology - 0.2%
United Therapeutics Corp. (A)	2,129	239,214

	Shares	Value
COMMON STOCKS (continued)
Building Products - 0.3%
Lennox International, Inc.	1,851	$ 378,289

Capital Markets - 2.9%
Eaton Vance Corp.	5,912	329,121
Evercore, Inc., Class A	2,031	177,103
FactSet Research Systems, Inc.	1,921	383,086
Federated Investors, Inc., Class B	4,674	156,112
Interactive Brokers Group, Inc., Class A	3,519	236,618
Janus Henderson Group PLC	8,881	293,872
Legg Mason, Inc.	4,162	169,185
MarketAxess Holdings, Inc.	1,851	402,481
MSCI, Inc.	4,428	661,853
SEI Investments Co.	6,427	481,447
Stifel Financial Corp.	3,538	209,556

		3,500,434

Chemicals - 2.0%
Ashland Global Holdings, Inc.	3,064	213,837
Cabot Corp.	3,043	169,556
Chemours Co.	9,117	444,089
Minerals Technologies, Inc.	1,745	116,828
NewMarket Corp.	452	181,559
Olin Corp.	8,227	250,019
PolyOne Corp.	3,983	169,357
RPM International, Inc.	6,581	313,716
Scotts Miracle-Gro Co.	1,962	168,241
Sensient Technologies Corp.	2,125	149,983
Valvoline, Inc.	9,850	217,980

		2,395,165

Commercial Services & Supplies - 1.5%
Brink’s Co.	2,490	177,662
Clean Harbors, Inc. (A)	2,532	123,587
Copart, Inc. (A)	9,937	506,091
Deluxe Corp.	2,360	174,664
Healthcare Services Group, Inc.	3,628	157,745
Herman Miller, Inc.	2,938	93,869
HNI Corp.	2,129	76,836
MSA Safety, Inc.	1,675	139,427
Pitney Bowes, Inc.	9,196	100,144
Rollins, Inc.	4,727	241,219

		1,791,244

Communications Equipment - 0.8%
ARRIS International PLC (A)	8,573	227,785
Ciena Corp. (A)	7,106	184,045
InterDigital, Inc.	1,705	125,488
NetScout Systems, Inc. (A)	4,297	113,226
Plantronics, Inc.	1,629	98,343
ViaSat, Inc. (A) (B)	2,696	177,181

		926,068

Construction & Engineering - 0.9%
AECOM (A)	7,837	279,232
Dycom Industries, Inc. (A)	1,536	165,320
EMCOR Group, Inc.	2,874	223,971
Granite Construction, Inc.	1,964	109,709
KBR, Inc.	6,906	111,808
Valmont Industries, Inc.	1,117	163,417

		1,053,457

Construction Materials - 0.2%
Eagle Materials, Inc.	2,394	246,702

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	March 31, 2018 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 0.2%
SLM Corp. (A)	21,346	$ 239,289

Containers & Packaging - 0.9%
AptarGroup, Inc.	3,058	274,700
Bemis Co., Inc.	4,479	194,926
Greif, Inc., Class A	1,276	66,671
Owens-Illinois, Inc. (A)	8,031	173,952
Silgan Holdings, Inc.	3,641	101,402
Sonoco Products Co.	4,898	237,553

		1,049,204

Distributors - 0.2%
Pool Corp.	1,989	290,832

Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (A)	2,968	141,128
Graham Holdings Co., Class B	228	137,313
Service Corp. International	9,109	343,774
Sotheby’s (A)	1,834	94,103

		716,318

Electric Utilities - 1.5%
ALLETE, Inc.	2,504	180,914
Great Plains Energy, Inc.	10,618	337,546
Hawaiian Electric Industries, Inc.	5,359	184,242
IDACORP, Inc.	2,481	218,998
OGE Energy Corp.	9,833	322,227
PNM Resources, Inc.	3,922	150,017
Westar Energy, Inc.	7,003	368,288

		1,762,232

Electrical Equipment - 0.5%
EnerSys	2,063	143,110
Hubbell, Inc.	2,693	327,954
Regal Beloit Corp.	2,182	160,050

		631,114

Electronic Equipment, Instruments & Components - 3.3%
Arrow Electronics, Inc. (A)	4,318	332,572
Avnet, Inc.	5,906	246,635
Belden, Inc.	2,064	142,292
Cognex Corp.	8,545	444,255
Coherent, Inc. (A)	1,222	229,003
Jabil, Inc.	8,628	247,883
Keysight Technologies, Inc. (A)	9,355	490,109
Knowles Corp. (A)	4,402	55,421
Littelfuse, Inc.	1,223	254,604
National Instruments Corp.	5,297	267,869
SYNNEX Corp.	1,441	170,614
Tech Data Corp. (A)	1,709	145,487
Trimble, Inc. (A)	12,224	438,597
VeriFone Systems, Inc. (A)	5,433	83,560
Vishay Intertechnology, Inc.	6,499	120,881
Zebra Technologies Corp., Class A (A)	2,622	364,956

		4,034,738

Energy Equipment & Services - 1.0%
Core Laboratories NV	2,172	235,054
Diamond Offshore Drilling, Inc. (A) (B)	3,175	46,546
Dril-Quip, Inc. (A)	1,878	84,134
Ensco PLC, Class A (B)	21,468	94,245
Nabors Industries, Ltd.	15,536	108,597
Oceaneering International, Inc.	4,848	89,882

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	10,944	$ 191,629
Rowan Cos. PLC, Class A (A)	5,595	64,566
Superior Energy Services, Inc. (A)	7,594	64,017
Transocean, Ltd. (A) (B)	21,465	212,503

		1,191,173

Equity Real Estate Investment Trusts - 5.9%
Alexander & Baldwin, Inc.	3,330	77,023
American Campus Communities, Inc.	6,720	259,526
Camden Property Trust	4,562	384,029
CoreCivic, Inc.	5,820	113,606
CoreSite Realty Corp.	1,686	169,038
Corporate Office Properties Trust	4,987	128,814
Cousins Properties, Inc.	20,679	179,494
CyrusOne, Inc.	4,733	242,377
DCT Industrial Trust, Inc.	4,614	259,953
Douglas Emmett, Inc.	7,848	288,493
Education Realty Trust, Inc.	3,731	122,190
EPR Properties	3,183	176,338
First Industrial Realty Trust, Inc.	5,917	172,954
Geo Group, Inc.	6,107	125,010
Healthcare Realty Trust, Inc.	6,149	170,389
Highwoods Properties, Inc.	5,085	222,825
Hospitality Properties Trust	8,092	205,051
JBG SMITH Properties	4,598	154,999
Kilroy Realty Corp.	4,861	344,937
Lamar Advertising Co., Class A	4,128	262,788
LaSalle Hotel Properties	5,574	161,702
Liberty Property Trust	7,260	288,440
Life Storage, Inc.	2,290	191,261
Mack-Cali Realty Corp.	4,438	74,159
Medical Properties Trust, Inc.	17,956	233,428
National Retail Properties, Inc.	7,577	297,473
Omega Healthcare Investors, Inc. (B)	9,778	264,397
PotlatchDeltic Corp.	2,959	154,016
Quality Care Properties, Inc. (A)	4,619	89,747
Rayonier, Inc.	6,356	223,604
Sabra Health Care REIT, Inc.	8,775	154,879
Senior Housing Properties Trust	11,700	183,222
Tanger Factory Outlet Centers, Inc. (B)	4,655	102,410
Taubman Centers, Inc.	2,999	170,673
Uniti Group, Inc. (B)	8,120	131,950
Urban Edge Properties	5,211	111,255
Washington Prime Group, Inc. (B)	9,146	61,004
Weingarten Realty Investors	5,881	165,138

		7,118,592

Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc. (B)	1,849	202,965
Sprouts Farmers Market, Inc. (A)	6,093	143,002
United Natural Foods, Inc. (A)	2,482	106,577

		452,544

Food Products - 1.5%
Flowers Foods, Inc.	9,125	199,473
Hain Celestial Group, Inc. (A)	5,116	164,070
Ingredion, Inc.	3,557	458,569
Lamb Weston Holdings, Inc.	7,197	419,009
Lancaster Colony Corp.	960	118,214
Post Holdings, Inc. (A)	3,229	244,629
Sanderson Farms, Inc.	989	117,711
Tootsie Roll Industries, Inc. (B)	956	28,157
TreeHouse Foods, Inc. (A)	2,781	106,429

		1,856,261

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	March 31, 2018 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 1.5%
Atmos Energy Corp.	5,463	$ 460,203
National Fuel Gas Co. (B)	4,225	217,376
New Jersey Resources Corp.	4,313	172,951
ONE Gas, Inc.	2,573	169,869
Southwest Gas Holdings, Inc.	2,371	160,351
UGI Corp.	8,518	378,370
WGL Holdings, Inc.	2,529	211,551

		1,770,671

Health Care Equipment & Supplies - 2.8%
ABIOMED, Inc. (A)	2,071	602,640
Cantel Medical Corp.	1,750	194,968
Globus Medical, Inc., Class A (A)	3,569	177,808
Halyard Health, Inc. (A)	2,310	106,445
Hill-Rom Holdings, Inc.	3,258	283,446
ICU Medical, Inc. (A)	743	187,533
LivaNova PLC (A)	2,140	189,390
Masimo Corp. (A)	2,339	205,715
NuVasive, Inc. (A)	2,524	131,778
STERIS PLC	4,178	390,058
Teleflex, Inc.	2,218	565,546
West Pharmaceutical Services, Inc.	3,643	321,640

		3,356,967

Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. (A) (B)	4,027	157,778
Encompass Health Corp.	4,832	276,245
LifePoint Health, Inc. (A)	1,919	90,193
MEDNAX, Inc. (A)	4,618	256,899
Molina Healthcare, Inc. (A) (B)	2,264	183,792
Patterson Cos., Inc.	4,015	89,253
Tenet Healthcare Corp. (A)	3,982	96,564
WellCare Health Plans, Inc. (A)	2,192	424,437

		1,575,161

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (A)	8,904	109,964
Medidata Solutions, Inc. (A)	2,916	183,154

		293,118

Hotels, Restaurants & Leisure - 2.0%
Boyd Gaming Corp.	4,044	128,842
Brinker International, Inc. (B)	2,282	82,380
Cheesecake Factory, Inc. (B)	2,102	101,358
Churchill Downs, Inc.	559	136,424
Cracker Barrel Old Country Store, Inc. (B)	1,182	188,174
Domino’s Pizza, Inc.	2,153	502,855
Dunkin’ Brands Group, Inc. (B)	4,050	241,744
ILG, Inc.	5,198	161,710
International Speedway Corp., Class A	1,206	53,185
Jack in the Box, Inc.	1,454	124,070
Papa John’s International, Inc. (B)	1,205	69,046
Scientific Games Corp., Class A (A)	2,613	108,701
Six Flags Entertainment Corp. (B)	3,872	241,071
Texas Roadhouse, Inc.	3,232	186,745
Wendy’s Co.	8,841	155,160

		2,481,465

Household Durables - 1.1%
Helen of Troy, Ltd. (A)	1,328	115,536
KB Home	4,157	118,267
NVR, Inc. (A)	169	473,200
Tempur Sealy International, Inc. (A) (B)	2,274	102,989

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Toll Brothers, Inc.	7,039	$ 304,437
TRI Pointe Group, Inc. (A)	7,445	122,321
Tupperware Brands Corp.	2,517	121,773

		1,358,523

Household Products - 0.1%
Energizer Holdings, Inc.	2,939	175,106

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	3,042	317,615

Insurance - 3.2%
Alleghany Corp.	758	465,745
American Financial Group, Inc.	3,396	381,099
Aspen Insurance Holdings, Ltd.	2,928	131,321
Brown & Brown, Inc.	11,263	286,531
CNO Financial Group, Inc.	8,216	178,041
First American Financial Corp.	5,451	319,865
Genworth Financial, Inc., Class A (A)	24,578	69,556
Hanover Insurance Group, Inc.	2,093	246,744
Kemper Corp.	2,407	137,199
Mercury General Corp.	1,798	82,474
Old Republic International Corp.	12,337	264,629
Primerica, Inc.	2,179	210,491
Reinsurance Group of America, Inc.	3,175	488,950
RenaissanceRe Holdings, Ltd.	1,971	273,003
WR Berkley Corp.	4,728	343,725

		3,879,373

Internet Software & Services - 0.5%
Cars.com, Inc. (A) (B)	3,524	99,835
j2 Global, Inc.	2,417	190,750
LogMeIn, Inc.	2,581	298,234

		588,819

IT Services - 2.8%
Acxiom Corp. (A)	3,899	88,546
Broadridge Financial Solutions, Inc.	5,744	630,059
Convergys Corp.	4,511	102,039
CoreLogic, Inc. (A)	4,012	181,463
DST Systems, Inc.	2,918	244,091
Jack Henry & Associates, Inc.	3,804	460,094
Leidos Holdings, Inc.	7,010	458,454
MAXIMUS, Inc.	3,211	214,302
Sabre Corp.	11,091	237,902
Science Applications International Corp.	2,106	165,953
Teradata Corp. (A)	6,007	238,298
WEX, Inc. (A)	1,970	308,541

		3,329,742

Leisure Products - 0.5%
Brunswick Corp.	4,311	256,031
Polaris Industries, Inc. (B)	2,887	330,619

		586,650

Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc., Class A (A)	995	248,829
Bio-Techne Corp.	1,845	278,669
Charles River Laboratories International, Inc. (A)	2,335	249,238
Syneos Health, Inc. (A)	2,774	98,477

		875,213

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	March 31, 2018 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 3.6%
AGCO Corp.	3,251	$ 210,827
Crane Co.	2,496	231,479
Donaldson Co., Inc.	6,396	288,140
Graco, Inc.	8,343	381,442
IDEX Corp.	3,768	536,978
ITT, Inc.	4,333	212,230
Kennametal, Inc.	4,016	161,283
Lincoln Electric Holdings, Inc.	3,038	273,268
Nordson Corp.	2,512	342,486
Oshkosh Corp.	3,675	283,967
Terex Corp.	3,789	141,747
Timken Co.	3,374	153,854
Toro Co.	5,278	329,611
Trinity Industries, Inc.	7,426	242,310
Wabtec Corp. (B)	4,211	342,776
Woodward, Inc.	2,715	194,557

		4,326,955

Marine - 0.2%
Kirby Corp. (A)	2,645	203,533

Media - 1.1%
AMC Networks, Inc., Class A (A)	2,424	125,321
Cable One, Inc.	231	158,722
Cinemark Holdings, Inc.	5,218	196,562
John Wiley & Sons, Inc., Class A	2,186	139,248
Live Nation Entertainment, Inc. (A)	6,662	280,737
Meredith Corp.	1,951	104,964
New York Times Co., Class A	6,299	151,806
TEGNA, Inc.	10,615	120,905

		1,278,265

Metals & Mining - 1.6%
Allegheny Technologies, Inc. (A) (B)	6,187	146,508
Carpenter Technology Corp.	2,310	101,917
Commercial Metals Co.	5,742	117,481
Compass Minerals International, Inc. (B)	1,666	100,460
Reliance Steel & Aluminum Co.	3,586	307,464
Royal Gold, Inc.	3,223	276,759
Steel Dynamics, Inc.	11,623	513,969
U.S. Steel Corp.	8,660	304,745
Worthington Industries, Inc.	2,153	92,407

		1,961,710

Multi-Utilities - 0.7%
Black Hills Corp.	2,636	143,135
MDU Resources Group, Inc.	9,616	270,786
NorthWestern Corp.	2,432	130,842
Vectren Corp.	4,089	261,369

		806,132

Multiline Retail - 0.1%
Big Lots, Inc. (B)	2,070	90,107
Dillard’s, Inc., Class A (B)	1,012	81,304

		171,411

Oil, Gas & Consumable Fuels - 2.0%
Callon Petroleum Co. (A)	9,938	131,579
Chesapeake Energy Corp. (A) (B)	44,767	135,196
CNX Resources Corp. (A)	9,915	152,988
Energen Corp. (A)	4,786	300,848
Gulfport Energy Corp. (A)	8,113	78,290
HollyFrontier Corp.	8,733	426,694

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co. (A)	4,787	$ 143,179
Murphy Oil Corp.	7,987	206,384
PBF Energy, Inc., Class A	5,449	184,721
QEP Resources, Inc. (A)	11,863	116,139
SM Energy Co.	5,056	91,160
Southwestern Energy Co. (A)	25,162	108,952
World Fuel Services Corp.	3,330	81,752
WPX Energy, Inc. (A)	19,606	289,777

		2,447,659

Paper & Forest Products - 0.3%
Domtar Corp.	3,087	131,321
Louisiana-Pacific Corp.	7,137	205,331

		336,652

Personal Products - 0.3%
Edgewell Personal Care Co. (A)	2,659	129,812
Nu Skin Enterprises, Inc., Class A	2,441	179,926

		309,738

Pharmaceuticals - 0.5%
Akorn, Inc. (A)	4,625	86,534
Catalent, Inc. (A)	6,564	269,518
Endo International PLC (A)	9,897	58,788
Mallinckrodt PLC (A)	4,251	61,554
Prestige Brands Holdings, Inc. (A)	2,611	88,043

		564,437

Professional Services - 0.5%
Dun & Bradstreet Corp.	1,822	213,174
ManpowerGroup, Inc.	3,257	374,881

		588,055

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	2,236	390,495

Road & Rail - 1.4%
Avis Budget Group, Inc. (A) (B)	3,507	164,268
Genesee & Wyoming, Inc., Class A (A)	3,050	215,909
Knight-Swift Transportation Holdings, Inc.	6,317	290,645
Landstar System, Inc.	2,067	226,647
Old Dominion Freight Line, Inc.	3,366	494,701
Ryder System, Inc.	2,608	189,836
Werner Enterprises, Inc.	2,212	80,738

		1,662,744

Semiconductors & Semiconductor Equipment - 2.4%
Cirrus Logic, Inc. (A)	3,120	126,765
Cree, Inc. (A)	4,832	194,778
Cypress Semiconductor Corp.	17,478	296,427
First Solar, Inc. (A)	4,012	284,772
Integrated Device Technology, Inc. (A)	6,516	199,129
Microsemi Corp. (A)	5,790	374,729
MKS Instruments, Inc.	2,683	310,289
Monolithic Power Systems, Inc.	1,908	220,889
Silicon Laboratories, Inc. (A)	2,103	189,060
Synaptics, Inc. (A)	1,699	77,695
Teradyne, Inc.	9,622	439,821
Versum Materials, Inc.	5,363	201,810

		2,916,164

Software - 2.3%
ACI Worldwide, Inc. (A)	5,707	135,370

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	March 31, 2018 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Blackbaud, Inc.	2,367	$ 240,984
CDK Global, Inc.	6,228	394,481
CommVault Systems, Inc. (A)	2,058	117,718
Fair Isaac Corp. (A)	1,481	250,837
Fortinet, Inc. (A)	7,115	381,222
Manhattan Associates, Inc. (A)	3,347	140,172
PTC, Inc. (A)	5,725	446,607
Tyler Technologies, Inc. (A)	1,735	366,016
Ultimate Software Group, Inc. (A)	1,430	348,491

		2,821,898

Specialty Retail - 1.3%
Aaron’s, Inc.	3,036	141,478
American Eagle Outfitters, Inc.	8,293	165,279
AutoNation, Inc. (A)	2,939	137,486
Bed Bath & Beyond, Inc.	7,012	147,182
Dick’s Sporting Goods, Inc.	4,071	142,689
GameStop Corp., Class A (B)	4,988	62,949
Michaels Cos., Inc. (A)	5,444	107,301
Murphy USA, Inc. (A)	1,551	112,913
Office Depot, Inc.	25,349	54,500
Sally Beauty Holdings, Inc. (A)	6,160	101,332
Signet Jewelers, Ltd.	2,977	114,674
Urban Outfitters, Inc. (A)	3,944	145,770
Williams-Sonoma, Inc. (B)	3,813	201,174

		1,634,727

Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (A) (B)	5,606	64,973
Diebold Nixdorf, Inc.	3,739	57,581
NCR Corp. (A)	5,830	183,762

		306,316

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	2,330	242,553
Deckers Outdoor Corp. (A)	1,564	140,807
Skechers U.S.A., Inc., Class A (A)	6,680	259,785

		643,145

Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc. (A) (B)	380	124,697
New York Community Bancorp, Inc.	24,136	314,492
Washington Federal, Inc.	4,252	147,119

		586,308

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.6%
GATX Corp. (B)	1,871	$ 128,145
MSC Industrial Direct Co., Inc., Class A	2,218	203,413
NOW, Inc. (A) (B)	5,301	54,176
Watsco, Inc.	1,576	285,208

		670,942

Water Utilities - 0.2%
Aqua America, Inc.	8,752	298,093

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	4,551	127,565

Total Common Stocks (Cost $79,710,688)		85,194,146

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 28.5%
U.S. Treasury - 28.5%
U.S. Treasury Note 2.50%, 03/31/2023 (C)	$ 34,511,000	34,404,501

Total U.S. Government Obligation (Cost $34,392,361)		34,404,501

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (D)	5,325,214	5,325,214

Total Securities Lending Collateral (Cost $5,325,214)		5,325,214

Total Investments (Cost $119,428,263)		124,923,861
Net Other Assets (Liabilities) - (3.4)%		(4,143,315)

Net Assets - 100.0%		$ 120,780,546

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini	Long	6	06/15/2018	$ 1,155,402	$ 1,129,860	$ —	$ (25,542)

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	March 31, 2018 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$85,194,146	$—	$—	$85,194,146
U.S. Government Obligation	—	34,404,501	—	34,404,501
Securities Lending Collateral	5,325,214	—	—	5,325,214

Total Investments	$90,519,360	$34,404,501	$—	$124,923,861

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(25,542)	$—	$—	$(25,542)

Total Other Financial Instruments	$(25,542)	$—	$—	$(25,542)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,193,601. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Rate disclosed reflects the yield at March 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	March 31, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 65.2%
Aerospace & Defense - 1.9%
Arconic, Inc.	4,721	$ 108,772
Boeing Co.	6,147	2,015,478
General Dynamics Corp.	3,069	677,942
Harris Corp.	1,319	212,728
Huntington Ingalls Industries, Inc.	505	130,169
L3 Technologies, Inc.	869	180,752
Lockheed Martin Corp.	2,761	933,025
Northrop Grumman Corp.	1,934	675,198
Raytheon Co.	3,206	691,919
Rockwell Collins, Inc.	1,822	245,697
Textron, Inc.	2,909	171,544
TransDigm Group, Inc.	539	165,440
United Technologies Corp.	8,266	1,040,028

		7,248,692

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	1,553	145,532
Expeditors International of Washington, Inc.	1,962	124,194
FedEx Corp.	2,739	657,661
United Parcel Service, Inc., Class B	7,648	800,440

		1,727,827

Airlines - 0.3%
Alaska Air Group, Inc.	1,367	84,699
American Airlines Group, Inc.	4,679	243,121
Delta Air Lines, Inc.	7,227	396,112
Southwest Airlines Co.	6,011	344,310
United Continental Holdings, Inc. (A)	2,689	186,805

		1,255,047

Auto Components - 0.1%
Aptiv PLC	2,954	251,001
BorgWarner, Inc.	2,199	110,456
Goodyear Tire & Rubber Co.	2,671	70,995

		432,452

Automobiles - 0.3%
Ford Motor Co.	43,367	480,507
General Motors Co.	14,032	509,923
Harley-Davidson, Inc.	1,872	80,271

		1,070,701

Banks - 4.2%
Bank of America Corp.	106,317	3,188,447
BB&T Corp.	8,639	449,574
Citigroup, Inc.	28,560	1,927,800
Citizens Financial Group, Inc.	5,415	227,322
Comerica, Inc.	1,920	184,186
Fifth Third Bancorp	7,710	244,792
Huntington Bancshares, Inc.	12,250	184,975
JPMorgan Chase & Co.	38,138	4,194,036
KeyCorp	11,787	230,436
M&T Bank Corp.	1,669	307,697
People’s United Financial, Inc.	3,857	71,972
PNC Financial Services Group, Inc.	5,241	792,649
Regions Financial Corp.	12,475	231,785
SunTrust Banks, Inc.	5,204	354,080
SVB Financial Group (A)	588	141,126

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
US Bancorp	17,439	$ 880,669
Wells Fargo & Co.	48,784	2,556,769
Zions Bancorporation	2,184	115,162

		16,283,477

Beverages - 1.3%
Brown-Forman Corp., Class B	2,906	158,086
Coca-Cola Co.	42,665	1,852,941
Constellation Brands, Inc., Class A	1,904	433,960
Dr Pepper Snapple Group, Inc.	1,997	236,405
Molson Coors Brewing Co., Class B	2,055	154,803
Monster Beverage Corp. (A)	4,595	262,880
PepsiCo, Inc.	15,804	1,725,007

		4,824,082

Biotechnology - 1.7%
AbbVie, Inc.	17,715	1,676,725
Alexion Pharmaceuticals, Inc. (A)	2,463	274,526
Amgen, Inc.	7,428	1,266,325
Biogen, Inc. (A)	2,351	643,751
Celgene Corp. (A)	8,359	745,706
Gilead Sciences, Inc.	14,557	1,097,452
Incyte Corp. (A)	1,952	162,660
Regeneron Pharmaceuticals, Inc. (A)	858	295,461
Vertex Pharmaceuticals, Inc. (A)	2,821	459,767

		6,622,373

Building Products - 0.2%
A.O. Smith Corp.	1,617	102,825
Allegion PLC	1,058	90,237
Fortune Brands Home & Security, Inc.	1,689	99,465
Johnson Controls International PLC	10,292	362,690
Masco Corp.	3,483	140,853

		796,070

Capital Markets - 2.0%
Affiliated Managers Group, Inc.	606	114,886
Ameriprise Financial, Inc.	1,626	240,551
Bank of New York Mellon Corp.	11,221	578,218
BlackRock, Inc.	1,375	744,865
Cboe Global Markets, Inc.	1,252	142,853
Charles Schwab Corp.	13,317	695,414
CME Group, Inc.	3,783	611,862
E*TRADE Financial Corp. (A)	2,960	164,014
Franklin Resources, Inc.	3,617	125,438
Goldman Sachs Group, Inc.	3,926	988,802
Intercontinental Exchange, Inc.	6,471	469,277
Invesco, Ltd.	4,524	144,813
Moody’s Corp.	1,848	298,082
Morgan Stanley	15,332	827,315
Nasdaq, Inc.	1,296	111,741
Northern Trust Corp.	2,364	243,799
Raymond James Financial, Inc.	1,440	128,750
S&P Global, Inc.	2,822	539,171
State Street Corp.	4,086	407,497
T. Rowe Price Group, Inc.	2,718	293,463

		7,870,811

Chemicals - 1.4%
Air Products & Chemicals, Inc.	2,433	386,920
Albemarle Corp.	1,229	113,977
CF Industries Holdings, Inc.	2,592	97,796
DowDuPont, Inc.	26,003	1,656,651
Eastman Chemical Co.	1,589	167,767

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	March 31, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	2,889	$ 395,995
FMC Corp.	1,493	114,319
International Flavors & Fragrances, Inc.	877	120,070
LyondellBasell Industries NV, Class A	3,595	379,920
Monsanto Co.	4,898	571,548
Mosaic Co.	3,896	94,595
PPG Industries, Inc.	2,828	315,605
Praxair, Inc.	3,191	460,461
Sherwin-Williams Co.	919	360,358

		5,235,982

Commercial Services & Supplies - 0.2%
Cintas Corp.	959	163,586
Republic Services, Inc.	2,503	165,774
Stericycle, Inc. (A)	951	55,662
Waste Management, Inc.	4,434	372,988

		758,010

Communications Equipment - 0.7%
Cisco Systems, Inc.	53,535	2,296,116
F5 Networks, Inc. (A)	687	99,347
Juniper Networks, Inc.	3,820	92,941
Motorola Solutions, Inc.	1,800	189,540

		2,677,944

Construction & Engineering - 0.1%
Fluor Corp.	1,555	88,977
Jacobs Engineering Group, Inc.	1,338	79,143
Quanta Services, Inc. (A)	1,709	58,704

		226,824

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	698	144,696
Vulcan Materials Co.	1,472	168,058

		312,754

Consumer Finance - 0.5%
American Express Co.	8,006	746,800
Capital One Financial Corp.	5,404	517,811
Discover Financial Services	3,942	283,548
Navient Corp.	2,923	38,350
Synchrony Financial	7,941	266,262

		1,852,771

Containers & Packaging - 0.2%
Avery Dennison Corp.	977	103,806
Ball Corp.	3,890	154,472
International Paper Co.	4,589	245,190
Packaging Corp. of America	1,048	118,110
Sealed Air Corp.	1,860	79,589
WestRock Co.	2,835	181,922

		883,089

Distributors - 0.1%
Genuine Parts Co.	1,631	146,529
LKQ Corp. (A)	3,440	130,548

		277,077

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	2,323	59,027

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	21,388	$ 4,266,478
Leucadia National Corp.	3,484	79,192

		4,345,670

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	68,232	2,432,471
CenturyLink, Inc.	10,810	177,608
Verizon Communications, Inc.	45,873	2,193,647

		4,803,726

Electric Utilities - 1.2%
Alliant Energy Corp.	2,571	105,051
American Electric Power Co., Inc.	5,467	374,981
Duke Energy Corp.	7,780	602,717
Edison International	3,621	230,513
Entergy Corp.	2,009	158,269
Eversource Energy	3,521	207,457
Exelon Corp.	10,724	418,343
FirstEnergy Corp.	4,968	168,962
NextEra Energy, Inc.	5,227	853,726
PG&E Corp.	5,723	251,411
Pinnacle West Capital Corp.	1,242	99,112
PPL Corp.	7,713	218,201
Southern Co.	11,203	500,326
Xcel Energy, Inc.	5,646	256,780

		4,445,849

Electrical Equipment - 0.4%
Acuity Brands, Inc.	468	65,141
AMETEK, Inc.	2,571	195,319
Eaton Corp. PLC	4,892	390,920
Emerson Electric Co.	7,055	481,856
Rockwell Automation, Inc.	1,420	247,364

		1,380,600

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	3,395	292,411
Corning, Inc.	9,658	269,265
FLIR Systems, Inc.	1,544	77,215
IPG Photonics Corp. (A)	420	98,020
TE Connectivity, Ltd.	3,903	389,910

		1,126,821

Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	4,696	130,408
Halliburton Co.	9,696	455,130
Helmerich & Payne, Inc.	1,210	80,537
National Oilwell Varco, Inc.	4,223	155,449
Schlumberger, Ltd.	15,379	996,252
TechnipFMC PLC	4,872	143,480

		1,961,256

Equity Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.	1,125	140,501
American Tower Corp.	4,899	712,021
Apartment Investment & Management Co., Class A	1,748	71,231
AvalonBay Communities, Inc.	1,534	252,282
Boston Properties, Inc.	1,715	211,322
Crown Castle International Corp.	4,608	505,083
Digital Realty Trust, Inc.	2,283	240,583
Duke Realty Corp.	3,967	105,046

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	March 31, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equinix, Inc.	880	$ 367,963
Equity Residential	4,091	252,088
Essex Property Trust, Inc.	734	176,659
Extra Space Storage, Inc.	1,401	122,391
Federal Realty Investment Trust	813	94,398
GGP, Inc.	7,019	143,609
HCP, Inc.	5,217	121,191
Host Hotels & Resorts, Inc.	8,158	152,065
Iron Mountain, Inc.	3,128	102,786
Kimco Realty Corp.	4,728	68,083
Macerich Co.	1,205	67,504
Mid-America Apartment Communities, Inc.	1,263	115,236
Prologis, Inc.	5,924	373,153
Public Storage	1,665	333,649
Realty Income Corp.	3,158	163,363
Regency Centers Corp.	1,651	97,376
SBA Communications Corp. (A)	1,295	221,341
Simon Property Group, Inc.	3,458	533,742
SL Green Realty Corp.	1,004	97,217
UDR, Inc.	2,980	106,148
Ventas, Inc.	3,958	196,040
Vornado Realty Trust	1,921	129,283
Welltower, Inc.	4,116	224,034
Weyerhaeuser Co.	8,393	293,755

		6,791,143

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	4,880	919,538
CVS Health Corp.	11,274	701,356
Kroger Co.	9,794	234,468
Sysco Corp.	5,336	319,947
Walgreens Boots Alliance, Inc.	9,468	619,870
Walmart, Inc.	16,131	1,435,175

		4,230,354

Food Products - 0.8%
Archer-Daniels-Midland Co.	6,215	269,545
Campbell Soup Co. (C)	2,138	92,597
Conagra Brands, Inc.	4,452	164,190
General Mills, Inc.	6,324	284,959
Hershey Co.	1,565	154,872
Hormel Foods Corp.	3,001	102,994
J.M. Smucker, Co.	1,262	156,501
Kellogg Co.	2,766	179,818
Kraft Heinz Co.	6,637	413,419
McCormick & Co., Inc.	1,346	143,201
Mondelez International, Inc., Class A	16,528	689,713
Tyson Foods, Inc., Class A	3,307	242,039

		2,893,848

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	19,343	1,159,033
Align Technology, Inc. (A)	801	201,155
Baxter International, Inc.	5,522	359,151
Becton Dickinson and Co.	2,959	641,215
Boston Scientific Corp. (A)	15,279	417,422
Cooper Cos., Inc.	545	124,702
Danaher Corp.	6,822	667,942
DENTSPLY SIRONA, Inc.	2,552	128,391
Edwards Lifesciences Corp. (A)	2,334	325,640
Hologic, Inc. (A)	3,073	114,807
IDEXX Laboratories, Inc. (A)	968	185,266
Intuitive Surgical, Inc. (A)	1,248	515,212
Medtronic PLC	15,061	1,208,193
ResMed, Inc.	1,588	156,370

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.	3,580	$ 576,094
Varian Medical Systems, Inc. (A)	1,015	124,490
Zimmer Biomet Holdings, Inc.	2,258	246,212

		7,151,295

Health Care Providers & Services - 1.8%
Aetna, Inc.	3,633	613,977
AmerisourceBergen Corp.	1,806	155,695
Anthem, Inc.	2,842	624,387
Cardinal Health, Inc.	3,497	219,192
Centene Corp. (A)	1,928	206,045
Cigna Corp.	2,699	452,730
DaVita, Inc. (A)	1,618	106,691
Envision Healthcare Corp. (A)	1,344	51,650
Express Scripts Holding Co. (A)	6,271	433,201
HCA Healthcare, Inc.	3,111	301,767
Henry Schein, Inc. (A)	1,708	114,795
Humana, Inc.	1,530	411,310
Laboratory Corp. of America Holdings (A)	1,132	183,101
McKesson Corp.	2,293	323,015
Quest Diagnostics, Inc.	1,507	151,152
UnitedHealth Group, Inc.	10,753	2,301,142
Universal Health Services, Inc., Class B	967	114,503

		6,764,353

Health Care Technology - 0.1%
Cerner Corp. (A)	3,511	203,638

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	4,511	295,831
Chipotle Mexican Grill, Inc. (A)	273	88,209
Darden Restaurants, Inc.	1,373	117,048
Hilton Worldwide Holdings, Inc.	2,247	176,974
Marriott International, Inc., Class A	3,337	453,765
McDonald’s Corp.	8,859	1,385,371
MGM Resorts International	5,664	198,353
Norwegian Cruise Line Holdings, Ltd. (A)	2,291	121,354
Royal Caribbean Cruises, Ltd.	1,900	223,706
Starbucks Corp.	15,617	904,068
Wyndham Worldwide Corp.	1,108	126,789
Wynn Resorts, Ltd.	893	162,848
Yum! Brands, Inc.	3,695	314,555

		4,568,871

Household Durables - 0.3%
D.R. Horton, Inc.	3,802	166,680
Garmin, Ltd.	1,229	72,425
Leggett & Platt, Inc. (C)	1,470	65,209
Lennar Corp., Class A	3,035	178,883
Mohawk Industries, Inc. (A)	703	163,251
Newell Brands, Inc.	5,392	137,388
PulteGroup, Inc.	2,929	86,376
Whirlpool Corp.	786	120,344

		990,556

Household Products - 1.0%
Church & Dwight Co., Inc.	2,711	136,526
Clorox Co.	1,438	191,412
Colgate-Palmolive Co.	9,727	697,231
Kimberly-Clark Corp.	3,897	429,177
Procter & Gamble Co.	28,015	2,221,029

		3,675,375

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	March 31, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	7,340	$ 83,456
NRG Energy, Inc.	3,353	102,367

		185,823

Industrial Conglomerates - 1.1%
3M Co.	6,618	1,452,783
General Electric Co.	96,486	1,300,631
Honeywell International, Inc.	8,357	1,207,670
Roper Technologies, Inc.	1,143	320,829

		4,281,913

Insurance - 1.7%
Aflac, Inc.	8,661	379,005
Allstate Corp.	3,939	373,417
American International Group, Inc.	9,990	543,656
Aon PLC	2,736	383,943
Arthur J. Gallagher & Co.	2,016	138,560
Assurant, Inc.	583	53,292
Brighthouse Financial, Inc. (A)	1,065	54,741
Chubb, Ltd.	5,157	705,323
Cincinnati Financial Corp.	1,658	123,123
Everest Re Group, Ltd.	454	116,596
Hartford Financial Services Group, Inc.	3,967	204,380
Lincoln National Corp.	2,425	177,171
Loews Corp.	2,996	148,991
Marsh & McLennan Cos., Inc.	5,641	465,890
MetLife, Inc.	11,520	528,653
Principal Financial Group, Inc.	2,994	182,365
Progressive Corp.	6,471	394,278
Prudential Financial, Inc.	4,690	485,649
Torchmark Corp.	1,179	99,236
Travelers Cos., Inc.	3,016	418,802
Unum Group	2,459	117,073
Willis Towers Watson PLC	1,468	223,415
XL Group, Ltd.	2,855	157,767

		6,475,326

Internet & Catalog Retail - 0.0% (B)
TripAdvisor, Inc. (A) (C)	1,206	49,313

Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (A)	4,465	6,462,373
Booking Holdings, Inc. (A)	542	1,127,571
Expedia Group, Inc.	1,360	150,158
Netflix, Inc. (A)	4,822	1,424,178

		9,164,280

Internet Software & Services - 3.1%
Akamai Technologies, Inc. (A)	1,890	134,152
Alphabet, Inc., Class A (A)	3,317	3,440,193
Alphabet, Inc., Class C (A)	3,382	3,489,514
eBay, Inc. (A)	10,460	420,910
Facebook, Inc., Class A (A)	26,625	4,254,409
VeriSign, Inc. (A) (C)	928	110,024

		11,849,202

IT Services - 2.8%
Accenture PLC, Class A	6,853	1,051,935
Alliance Data Systems Corp.	536	114,093
Automatic Data Processing, Inc.	4,926	559,002
Cognizant Technology Solutions Corp., Class A	6,534	525,987
CSRA, Inc.	1,822	75,121

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
DXC Technology Co.	3,170	$ 318,680
Fidelity National Information Services, Inc.	3,680	354,384
Fiserv, Inc. (A)	4,592	327,456
Gartner, Inc. (A)	1,009	118,679
Global Payments, Inc.	1,768	197,167
International Business Machines Corp.	9,520	1,460,654
Mastercard, Inc., Class A	10,259	1,796,966
Paychex, Inc.	3,552	218,768
PayPal Holdings, Inc. (A)	12,537	951,182
Total System Services, Inc.	1,838	158,546
Visa, Inc., Class A	20,032	2,396,228
Western Union Co.	5,104	98,150

		10,722,998

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,256	105,881
Mattel, Inc. (C)	3,822	50,259

		156,140

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	3,586	239,903
Illumina, Inc. (A)	1,634	386,310
IQVIA Holdings, Inc. (A)	1,620	158,938
Mettler-Toledo International, Inc. (A)	283	162,734
PerkinElmer, Inc.	1,228	92,984
Thermo Fisher Scientific, Inc.	4,465	921,844
Waters Corp. (A)	875	173,819

		2,136,532

Machinery - 1.1%
Caterpillar, Inc.	6,641	978,751
Cummins, Inc.	1,731	280,578
Deere & Co.	3,598	558,841
Dover Corp.	1,716	168,545
Flowserve Corp.	1,454	63,002
Fortive Corp.	3,403	263,801
Illinois Tool Works, Inc.	3,416	535,151
Ingersoll-Rand PLC	2,777	237,461
PACCAR, Inc.	3,912	258,857
Parker-Hannifin Corp.	1,479	252,953
Pentair PLC	1,841	125,427
Snap-on, Inc.	630	92,950
Stanley Black & Decker, Inc.	1,704	261,053
Xylem, Inc.	1,999	153,763

		4,231,133

Media - 1.7%
CBS Corp., Class B	3,835	197,081
Charter Communications, Inc., Class A (A)	2,067	643,292
Comcast Corp., Class A	51,508	1,760,028
Discovery Communications, Inc., Class A (A) (C)	1,729	37,053
Discovery Communications, Inc., Class C (A)	3,394	66,251
DISH Network Corp., Class A (A)	2,534	96,013
Interpublic Group of Cos., Inc.	4,272	98,384
News Corp., Class A	4,256	67,245
News Corp., Class B	1,353	21,783
Omnicom Group, Inc. (C)	2,559	185,963
Time Warner, Inc.	8,666	819,630
Twenty-First Century Fox, Inc., Class A	11,713	429,750
Twenty-First Century Fox, Inc., Class B	4,881	177,522
Viacom, Inc., Class B	3,922	121,817
Walt Disney Co.	16,710	1,678,352

		6,400,164

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	March 31, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (A)	14,963	$ 262,900
Newmont Mining Corp.	5,928	231,607
Nucor Corp.	3,533	215,831

		710,338

Multi-Utilities - 0.6%
Ameren Corp.	2,696	152,674
CenterPoint Energy, Inc.	4,790	131,246
CMS Energy Corp.	3,138	142,120
Consolidated Edison, Inc.	3,449	268,815
Dominion Energy, Inc.	7,240	488,193
DTE Energy Co.	1,993	208,069
NiSource, Inc.	3,750	89,663
Public Service Enterprise Group, Inc.	5,609	281,796
SCANA Corp.	1,585	59,517
Sempra Energy	2,837	315,531
WEC Energy Group, Inc.	3,507	219,889

		2,357,513

Multiline Retail - 0.3%
Dollar General Corp.	2,867	268,208
Dollar Tree, Inc. (A)	2,635	250,061
Kohl’s Corp.	1,867	122,307
Macy’s, Inc.	3,387	100,729
Nordstrom, Inc.	1,299	62,885
Target Corp.	6,041	419,427

		1,223,617

Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	6,080	367,293
Andeavor	1,572	158,080
Apache Corp.	4,239	163,117
Cabot Oil & Gas Corp.	5,121	122,802
Chevron Corp.	21,228	2,420,841
Cimarex Energy Co.	1,061	99,203
Concho Resources, Inc. (A)	1,657	249,097
ConocoPhillips	13,053	773,912
Devon Energy Corp.	5,846	185,844
EOG Resources, Inc.	6,430	676,886
EQT Corp.	2,721	129,275
Exxon Mobil Corp.	47,087	3,513,161
Hess Corp.	2,976	150,645
Kinder Morgan, Inc.	21,083	317,510
Marathon Oil Corp.	9,442	152,299
Marathon Petroleum Corp.	5,272	385,436
Newfield Exploration Co. (A)	2,219	54,188
Noble Energy, Inc.	5,470	165,741
Occidental Petroleum Corp.	8,503	552,355
ONEOK, Inc.	4,563	259,726
Phillips 66	4,666	447,563
Pioneer Natural Resources Co.	1,892	325,008
Range Resources Corp. (C)	2,513	36,539
Valero Energy Corp.	4,814	446,595
Williams Cos., Inc.	9,194	228,563

		12,381,679

Personal Products - 0.1%
Coty, Inc., Class A	5,247	96,020
Estee Lauder Cos., Inc., Class A	2,495	373,552

		469,572

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.0%
Allergan PLC	3,671	$ 617,793
Bristol-Myers Squibb Co.	18,142	1,147,481
Eli Lilly & Co.	10,714	828,942
Johnson & Johnson	29,814	3,820,664
Merck & Co., Inc.	29,962	1,632,030
Mylan NV (A)	5,721	235,534
Nektar Therapeutics (A)	1,788	189,993
Perrigo Co. PLC	1,456	121,343
Pfizer, Inc.	66,152	2,347,734
Zoetis, Inc.	5,415	452,207

		11,393,721

Professional Services - 0.2%
Equifax, Inc.	1,334	157,159
IHS Markit, Ltd. (A)	4,023	194,069
Nielsen Holdings PLC	3,725	118,418
Robert Half International, Inc.	1,381	79,946
Verisk Analytics, Inc. (A)	1,724	179,296

		728,888

Real Estate Management & Development - 0.0% (B)
CBRE Group, Inc., Class A (A)	3,358	158,565

Road & Rail - 0.6%
CSX Corp.	9,860	549,300
JB Hunt Transport Services, Inc.	951	111,410
Kansas City Southern	1,145	125,778
Norfolk Southern Corp.	3,158	428,793
Union Pacific Corp.	8,748	1,175,994

		2,391,275

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (A) (C)	9,154	91,998
Analog Devices, Inc.	4,110	374,544
Applied Materials, Inc.	11,676	649,302
Broadcom, Ltd.	4,562	1,075,035
Intel Corp.	52,007	2,708,525
KLA-Tencor Corp.	1,740	189,677
Lam Research Corp.	1,811	367,923
Microchip Technology, Inc. (C)	2,604	237,901
Micron Technology, Inc. (A)	12,850	669,999
NVIDIA Corp.	6,723	1,556,980
Qorvo, Inc. (A)	1,406	99,053
QUALCOMM, Inc.	16,451	911,550
Skyworks Solutions, Inc.	2,028	203,327
Texas Instruments, Inc.	10,932	1,135,726
Xilinx, Inc.	2,832	204,584

		10,476,124

Software - 3.8%
Activision Blizzard, Inc.	8,430	568,688
Adobe Systems, Inc. (A)	5,463	1,180,445
ANSYS, Inc. (A)	932	146,035
Autodesk, Inc. (A)	2,448	307,420
CA, Inc.	3,475	117,803
Cadence Design Systems, Inc. (A)	3,143	115,568
Citrix Systems, Inc. (A)	1,437	133,354
Electronic Arts, Inc. (A)	3,409	413,307
Intuit, Inc.	2,704	468,738
Microsoft Corp.	85,565	7,809,518
Oracle Corp.	33,581	1,536,331
Red Hat, Inc. (A)	1,967	294,086
salesforce.com, Inc. (A)	7,625	886,787
Symantec Corp.	6,890	178,106

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	March 31, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (A)	1,653	$ 137,596
Take-Two Interactive Software, Inc. (A)	1,271	124,278

		14,418,060

Specialty Retail - 1.4%
Advance Auto Parts, Inc.	822	97,448
AutoZone, Inc. (A)	303	196,553
Best Buy Co., Inc.	2,826	197,792
CarMax, Inc. (A)	2,010	124,499
Foot Locker, Inc.	1,347	61,342
Gap, Inc.	2,421	75,535
Home Depot, Inc.	12,977	2,313,021
L Brands, Inc.	2,729	104,275
Lowe’s Cos., Inc.	9,223	809,318
O’Reilly Automotive, Inc. (A)	930	230,064
Ross Stores, Inc.	4,247	331,181
Tiffany & Co.	1,132	110,551
TJX Cos., Inc.	7,027	573,122
Tractor Supply Co.	1,390	87,598
Ulta Beauty, Inc. (A)	644	131,550

		5,443,849

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	56,386	9,460,443
Hewlett Packard Enterprise Co.	17,414	305,442
HP, Inc.	18,197	398,878
NetApp, Inc.	2,977	183,651
Seagate Technology PLC	3,165	185,216
Western Digital Corp.	3,307	305,137
Xerox Corp.	2,377	68,410

		10,907,177

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (C)	4,003	73,735
Michael Kors Holdings, Ltd. (A)	1,690	104,915
NIKE, Inc., Class B	14,423	958,264
PVH Corp.	855	129,473
Ralph Lauren Corp.	616	68,869
Tapestry, Inc.	3,166	166,563
Under Armour, Inc., Class A (A) (C)	2,059	33,665
Under Armour, Inc., Class C (A) (C)	2,049	29,403
VF Corp.	3,659	271,205

		1,836,092

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.8%
Altria Group, Inc.	21,119	$ 1,316,136
Philip Morris International, Inc.	17,260	1,715,644

		3,031,780

Trading Companies & Distributors - 0.1%
Fastenal Co.	3,197	174,524
United Rentals, Inc. (A)	939	162,194
WW Grainger, Inc.	567	160,047

		496,765

Water Utilities - 0.0% (B)
American Water Works Co., Inc.	1,984	162,946

Total Common Stocks (Cost $236,511,731)		249,989,150

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 33.5%
U.S. Treasury - 33.5%
U.S. Treasury Note 2.50%, 03/31/2023 (D)	$ 128,685,000	128,287,886

Total U.S. Government Obligation (Cost $128,241,432)		128,287,886

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (E)	1,122,331	1,122,331

Total Securities Lending Collateral (Cost $1,122,331)		1,122,331

Total Investments (Cost $365,875,494)		379,399,367
Net Other Assets (Liabilities) - 1.0%		3,832,185

Net Assets - 100.0%		$ 383,231,552

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	38	06/15/2018	$ 5,118,840	$ 5,021,700	$ —	$ (97,140)

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	March 31, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$249,989,150	$—	$—	$249,989,150
U.S. Government Obligation	—	128,287,886	—	128,287,886
Securities Lending Collateral	1,122,331	—	—	1,122,331

Total Investments	$251,111,481	$128,287,886	$—	$379,399,367

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(97,140)	$—	$—	$(97,140)

Total Other Financial Instruments	$(97,140)	$—	$—	$(97,140)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,094,889. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rate disclosed reflects the yield at March 31, 2018.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 7	March 31, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 69.8%
Aerospace & Defense - 1.4%
AAR Corp.	1,589	$ 70,091
Aerojet Rocketdyne Holdings, Inc. (A)	3,695	103,349
Aerovironment, Inc. (A)	1,045	47,558
Axon Enterprise, Inc. (A) (B)	2,609	102,560
Cubic Corp.	1,232	78,355
Engility Holdings, Inc. (A)	868	21,179
Mercury Systems, Inc. (A)	2,374	114,712
Moog, Inc., Class A (A)	1,594	131,361
National Presto Industries, Inc. (B)	247	23,156
Triumph Group, Inc.	2,444	61,589

		753,910

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (A)	1,251	75,623
Echo Global Logistics, Inc. (A)	1,296	35,770
Forward Air Corp.	1,456	76,964
Hub Group, Inc., Class A (A)	1,659	69,429

		257,786

Airlines - 0.6%
Allegiant Travel Co.	617	106,463
Hawaiian Holdings, Inc.	2,525	97,718
SkyWest, Inc.	2,548	138,611

		342,792

Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (A)	4,873	74,167
Cooper-Standard Holdings, Inc. (A)	793	97,388
Dorman Products, Inc. (A)	1,470	97,329
Fox Factory Holding Corp. (A)	1,850	64,565
Gentherm, Inc. (A)	1,805	61,280
LCI Industries	1,230	128,105
Motorcar Parts of America, Inc. (A)	938	20,101
Standard Motor Products, Inc.	1,002	47,665
Superior Industries International, Inc.	1,140	15,162

		605,762

Automobiles - 0.1%
Winnebago Industries, Inc.	1,417	53,279

Banks - 5.8%
Ameris Bancorp	1,882	99,558
Banc of California, Inc. (B)	2,095	40,434
Banner Corp.	1,605	89,061
Boston Private Financial Holdings, Inc.	4,146	62,397
Brookline Bancorp, Inc.	3,780	61,236
Central Pacific Financial Corp.	1,470	41,836
City Holding Co.	763	52,311
Columbia Banking System, Inc.	3,594	150,768
Community Bank System, Inc.	2,499	133,846
Customers Bancorp, Inc. (A)	1,451	42,297
CVB Financial Corp.	5,041	114,128
Fidelity Southern Corp.	1,083	24,985
First BanCorp (A)	8,936	53,795
First Commonwealth Financial Corp.	4,798	67,796
First Financial Bancorp	4,802	140,939
First Financial Bankshares, Inc.	3,325	153,947
First Midwest Bancorp, Inc.	5,068	124,622
Glacier Bancorp, Inc.	3,905	149,874

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Great Western Bancorp, Inc.	2,895	$ 116,582
Green Bancorp, Inc. (A)	1,208	26,878
Hanmi Financial Corp.	1,597	49,108
Hope Bancorp, Inc.	6,333	115,197
Independent Bank Corp.	1,353	96,807
LegacyTexas Financial Group, Inc.	2,087	89,365
National Bank Holdings Corp., Class A	1,327	44,123
NBT Bancorp, Inc.	2,145	76,105
OFG Bancorp	2,162	22,593
Old National Bancorp	6,584	111,270
Opus Bank	848	23,744
Pacific Premier Bancorp, Inc. (A)	1,910	76,782
S&T Bancorp, Inc.	1,721	68,737
Seacoast Banking Corp. of Florida (A)	2,308	61,093
ServisFirst Bancshares, Inc.	2,220	90,620
Simmons First National Corp., Class A	3,856	109,703
Southside Bancshares, Inc.	1,360	47,246
Tompkins Financial Corp.	608	46,062
United Community Banks, Inc.	3,620	114,573
Westamerica Bancorporation (B)	1,307	75,911

		3,066,329

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	228	39,369
MGP Ingredients, Inc.	617	55,277

		94,646

Biotechnology - 1.5%
Acorda Therapeutics, Inc. (A)	2,308	54,584
AMAG Pharmaceuticals, Inc. (A) (B)	1,677	33,792
Cytokinetics, Inc. (A)	2,492	17,943
Eagle Pharmaceuticals, Inc. (A) (B)	411	21,656
Emergent BioSolutions, Inc. (A)	1,726	90,874
Enanta Pharmaceuticals, Inc. (A)	707	57,203
Ligand Pharmaceuticals, Inc. (A) (B)	1,038	171,436
MiMedx Group, Inc. (A) (B)	5,026	35,031
Momenta Pharmaceuticals, Inc. (A)	3,782	68,643
Myriad Genetics, Inc. (A)	3,437	101,563
Progenics Pharmaceuticals, Inc. (A)	3,457	25,789
Repligen Corp. (A)	1,844	66,716
Spectrum Pharmaceuticals, Inc. (A)	4,457	71,713

		816,943

Building Products - 1.6%
AAON, Inc.	1,986	77,454
American Woodmark Corp. (A)	698	68,718
Apogee Enterprises, Inc.	1,398	60,603
Gibraltar Industries, Inc. (A)	1,562	52,874
Griffon Corp.	1,495	27,284
Insteel Industries, Inc.	890	24,591
Patrick Industries, Inc. (A)	1,191	73,663
PGT Innovations, Inc. (A)	2,443	45,562
Quanex Building Products Corp.	1,726	30,032
Simpson Manufacturing Co., Inc.	2,044	117,714
Trex Co., Inc. (A)	1,448	157,499
Universal Forest Products, Inc.	3,012	97,740

		833,734

Capital Markets - 0.9%
Donnelley Financial Solutions, Inc. (A)	1,665	28,588
Financial Engines, Inc.	3,103	108,605
Greenhill & Co., Inc. (B)	1,249	23,106
INTL. FCStone, Inc. (A)	770	32,864
Investment Technology Group, Inc.	1,628	32,137
Piper Jaffray Cos.	703	58,384

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	March 31, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Virtus Investment Partners, Inc.	353	$ 43,701
Waddell & Reed Financial, Inc., Class A	4,091	82,679
WisdomTree Investments, Inc.	5,692	52,196

		462,260

Chemicals - 2.0%
A. Schulman, Inc.	1,448	62,264
AdvanSix, Inc. (A)	1,497	52,066
American Vanguard Corp.	1,290	26,058
Balchem Corp.	1,576	128,838
Flotek Industries, Inc. (A)	2,792	17,031
FutureFuel Corp.	1,248	14,964
Hawkins, Inc.	468	16,450
HB Fuller Co.	2,486	123,629
Ingevity Corp. (A)	2,071	152,612
Innophos Holdings, Inc.	961	38,642
Innospec, Inc.	1,198	82,183
Koppers Holdings, Inc. (A)	1,022	42,004
Kraton Corp. (A)	1,559	74,380
LSB Industries, Inc. (A) (B)	999	6,124
Quaker Chemical Corp.	655	97,025
Rayonier Advanced Materials, Inc.	2,543	54,598
Stepan Co.	973	80,934
Tredegar Corp.	1,251	22,455

		1,092,257

Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	3,226	108,006
Brady Corp., Class A	2,372	88,120
Essendant, Inc.	1,855	14,469
Interface, Inc.	2,920	73,584
LSC Communications, Inc.	1,717	29,962
Matthews International Corp., Class A	1,589	80,403
Mobile Mini, Inc.	2,183	94,960
Multi-Color Corp.	684	45,178
R.R. Donnelley & Sons Co.	3,445	30,075
Team, Inc. (A) (B)	1,472	20,240
Tetra Tech, Inc.	2,748	134,515
UniFirst Corp.	761	123,016
US Ecology, Inc.	1,076	57,351
Viad Corp.	1,005	52,712

		952,591

Communications Equipment - 1.5%
ADTRAN, Inc.	2,383	37,056
Applied Optoelectronics, Inc. (A) (B)	959	24,032
CalAmp Corp. (A)	1,753	40,109
Comtech Telecommunications Corp.	1,162	34,732
Digi International, Inc. (A)	1,330	13,699
Extreme Networks, Inc. (A)	5,671	62,778
Finisar Corp. (A) (B)	5,610	88,694
Harmonic, Inc. (A)	4,062	15,436
Lumentum Holdings, Inc. (A) (B)	3,070	195,866
NETGEAR, Inc. (A)	1,544	88,317
Oclaro, Inc. (A)	8,336	79,692
Viavi Solutions, Inc. (A)	11,116	108,047

		788,458

Construction & Engineering - 0.3%
Aegion Corp. (A)	1,606	36,794
Comfort Systems USA, Inc.	1,829	75,446
MYR Group, Inc. (A)	810	24,964
Orion Group Holdings, Inc. (A)	1,387	9,140

		146,344

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 0.1%
US Concrete, Inc. (A) (B)	770	$ 46,508

Consumer Finance - 1.1%
Encore Capital Group, Inc. (A)	1,168	52,793
Enova International, Inc. (A)	1,656	36,515
EZCORP, Inc., Class A (A)	2,534	33,449
FirstCash, Inc.	2,291	186,144
Green Dot Corp., Class A (A)	2,271	145,707
PRA Group, Inc. (A)	2,222	84,436
World Acceptance Corp. (A)	299	31,485

		570,529

Containers & Packaging - 0.0% (C)
Myers Industries, Inc.	1,078	22,800

Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,271	48,281

Diversified Consumer Services - 0.4%
American Public Education, Inc. (A)	806	34,658
Capella Education Co.	574	50,139
Career Education Corp. (A)	3,231	42,455
Regis Corp. (A)	1,723	26,069
Strayer Education, Inc.	522	52,748

		206,069

Diversified Telecommunication Services - 0.7%
ATN International, Inc.	536	31,956
Cincinnati Bell, Inc. (A)	2,086	28,891
Cogent Communications Holdings, Inc.	2,036	88,363
Consolidated Communications Holdings, Inc. (B)	3,169	34,732
Frontier Communications Corp. (B)	3,858	28,626
Iridium Communications, Inc. (A) (B)	4,107	46,204
Vonage Holdings Corp. (A)	10,238	109,035

		367,807

Electric Utilities - 0.2%
E.I. Paso Electric Co.	2,001	102,051

Electrical Equipment - 0.4%
AZZ, Inc.	1,277	55,805
Encore Wire Corp.	1,025	58,117
General Cable Corp.	2,491	73,734
Powell Industries, Inc.	428	11,487
Vicor Corp. (A)	801	22,869

		222,012

Electronic Equipment, Instruments & Components - 2.8%
Anixter International, Inc. (A)	1,425	107,944
Badger Meter, Inc.	1,432	67,519
Bel Fuse, Inc., Class B	485	9,167
Benchmark Electronics, Inc.	2,398	71,580
Control4 Corp. (A)	991	21,287
CTS Corp.	1,621	44,091
Daktronics, Inc.	1,926	16,968
Electro Scientific Industries, Inc. (A)	1,651	31,914
ePlus, Inc. (A)	686	53,302
Fabrinet (A)	1,836	57,614
FARO Technologies, Inc. (A)	826	48,238
II-VI, Inc. (A)	2,706	110,675
Insight Enterprises, Inc. (A)	1,763	61,582
Itron, Inc. (A)	1,679	120,132
Kemet Corp. (A)	2,423	43,929

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	March 31, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	1,813	$ 70,888
MTS Systems Corp.	875	45,194
OSI Systems, Inc. (A)	880	57,438
Park Electrochemical Corp.	936	15,762
Plexus Corp. (A)	1,658	99,032
Rogers Corp. (A)	901	107,706
Sanmina Corp. (A)	3,505	91,656
ScanSource, Inc. (A)	1,258	44,722
TTM Technologies, Inc. (A)	4,532	69,294

		1,467,634

Energy Equipment & Services - 1.2%
Archrock, Inc.	3,491	30,546
Bristow Group, Inc.	1,584	20,592
CARBO Ceramics, Inc. (A) (B)	1,082	7,844
Era Group, Inc. (A)	994	9,294
Exterran Corp. (A)	1,567	41,839
Geospace Technologies Corp. (A)	667	6,583
Gulf Island Fabrication, Inc.	667	4,736
Helix Energy Solutions Group, Inc. (A)	6,849	39,656
Matrix Service Co. (A)	1,319	18,070
McDermott International, Inc. (A)	13,974	85,102
Newpark Resources, Inc. (A)	4,390	35,559
Noble Corp. PLC (A)	12,142	45,047
Oil States International, Inc. (A)	2,953	77,368
Pioneer Energy Services Corp. (A)	3,828	10,336
SEACOR Holdings, Inc. (A)	826	42,209
TETRA Technologies, Inc. (A)	6,176	23,160
Unit Corp. (A)	2,611	51,593
US Silica Holdings, Inc. (B)	3,963	101,136

		650,670

Equity Real Estate Investment Trusts - 3.6%
Acadia Realty Trust	4,120	101,352
Agree Realty Corp.	1,525	73,261
American Assets Trust, Inc.	2,040	68,156
Armada Hoffler Properties, Inc.	2,219	30,378
CareTrust REIT, Inc.	3,746	50,196
CBL & Associates Properties, Inc. (B)	8,494	35,420
Cedar Realty Trust, Inc.	3,877	15,275
Chatham Lodging Trust	2,257	43,222
Chesapeake Lodging Trust	2,957	82,234
Community Healthcare Trust, Inc.	850	21,879
DiamondRock Hospitality Co.	9,867	103,012
Easterly Government Properties, Inc.	2,213	45,145
EastGroup Properties, Inc.	1,709	141,266
Four Corners Property Trust, Inc.	3,011	69,524
Franklin Street Properties Corp.	5,276	44,371
Getty Realty Corp.	1,622	40,907
Global Net Lease, Inc.	3,313	55,924
Government Properties Income Trust	4,878	66,634
Hersha Hospitality Trust (B)	1,842	32,972
Independence Realty Trust, Inc.	4,180	38,372
Kite Realty Group Trust	4,113	62,641
Lexington Realty Trust	10,655	83,855
LTC Properties, Inc.	1,950	74,100
National Storage Affiliates Trust	2,474	62,048
Pennsylvania Real Estate Investment Trust (B)	3,462	33,408
PS Business Parks, Inc.	979	110,666
Ramco-Gershenson Properties Trust	3,905	48,266
Retail Opportunity Investments Corp.	5,531	97,733
Saul Centers, Inc.	595	30,327
Summit Hotel Properties, Inc.	5,128	69,792
Universal Health Realty Income Trust	622	37,382

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Urstadt Biddle Properties, Inc., Class A	1,467	$ 28,313
Whitestone REIT (B)	1,930	20,053

		1,918,084

Food & Staples Retailing - 0.2%
Andersons, Inc.	1,298	42,964
SpartanNash Co.	1,774	30,530
SUPERVALU, Inc. (A) (B)	1,887	28,739

		102,233

Food Products - 1.0%
B&G Foods, Inc. (B)	3,272	77,547
Cal-Maine Foods, Inc. (A)	1,464	63,977
Calavo Growers, Inc. (B)	776	71,547
Darling Ingredients, Inc. (A)	8,104	140,199
Dean Foods Co.	4,486	38,669
J&J Snack Foods Corp.	735	100,372
John B Sanfilippo & Son, Inc.	430	24,884
Seneca Foods Corp., Class A (A)	332	9,196

		526,391

Gas Utilities - 0.7%
Northwest Natural Gas Co.	1,415	81,575
South Jersey Industries, Inc.	3,916	110,274
Spire, Inc.	2,379	172,002

		363,851

Health Care Equipment & Supplies - 3.0%
Abaxis, Inc.	1,117	78,883
Analogic Corp.	614	58,883
AngioDynamics, Inc. (A)	1,808	31,188
Anika Therapeutics, Inc. (A)	723	35,948
CONMED Corp.	1,225	77,579
CryoLife, Inc. (A)	1,635	32,782
Cutera, Inc. (A)	682	34,270
Haemonetics Corp. (A)	2,630	192,411
Heska Corp. (A)	321	25,381
Inogen, Inc. (A)	851	104,537
Integer Holdings Corp. (A)	1,397	79,000
Integra LifeSciences Holdings Corp. (A)	3,128	173,104
Invacare Corp.	1,615	28,101
Lantheus Holdings, Inc. (A)	1,472	23,405
LeMaitre Vascular, Inc.	749	27,136
Meridian Bioscience, Inc.	2,082	29,564
Merit Medical Systems, Inc. (A)	2,473	112,151
Natus Medical, Inc. (A)	1,632	54,917
Neogen Corp. (A)	2,535	169,820
OraSure Technologies, Inc. (A)	3,000	50,670
Orthofix International NV (A)	894	52,549
Surmodics, Inc. (A)	649	24,694
Tactile Systems Technology, Inc. (A) (B)	726	23,087
Varex Imaging Corp. (A)	1,857	66,443

		1,586,503

Health Care Providers & Services - 2.6%
Aceto Corp.	1,514	11,506
Amedisys, Inc. (A)	1,405	84,778
AMN Healthcare Services, Inc. (A)	2,345	133,079
BioTelemetry, Inc. (A)	1,521	47,227
Chemed Corp.	795	216,924
Community Health Systems, Inc. (A)	5,640	22,334
CorVel Corp. (A)	474	23,961
Cross Country Healthcare, Inc. (A)	1,793	19,920
Diplomat Pharmacy, Inc. (A)	2,369	47,735

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	March 31, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Ensign Group, Inc.	2,381	$ 62,620
HealthEquity, Inc. (A)	2,537	153,590
Kindred Healthcare, Inc. (A)	4,498	41,157
LHC Group, Inc. (A)	1,360	83,722
Magellan Health, Inc. (A)	1,197	128,199
Owens & Minor, Inc.	3,027	47,070
Providence Service Corp. (A)	550	38,027
Quorum Health Corp. (A)	1,397	11,427
Select Medical Holdings Corp. (A)	5,268	90,873
Tivity Health, Inc. (A)	1,683	66,731
US Physical Therapy, Inc.	619	50,325

		1,381,205

Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	548	16,002
HealthStream, Inc.	1,261	31,311
HMS Holdings Corp. (A)	4,078	68,673
Omnicell, Inc. (A)	1,908	82,807
Quality Systems, Inc. (A)	2,320	31,668
Tabula Rasa HealthCare, Inc. (A)	642	24,910

		255,371

Hotels, Restaurants & Leisure - 1.6%
Belmond, Ltd., Class A (A)	4,131	46,061
Biglari Holdings, Inc. (A)	50	20,421
BJ’s Restaurants, Inc.	878	39,422
Chuy’s Holdings, Inc. (A)	832	21,798
Dave & Buster’s Entertainment, Inc. (A)	2,002	83,564
Dine Brands Global, Inc.	886	58,104
El Pollo Loco Holdings, Inc. (A)	1,065	10,118
Fiesta Restaurant Group, Inc. (A) (B)	1,332	24,642
Marcus Corp.	947	28,741
Marriott Vacations Worldwide Corp.	1,162	154,778
Monarch Casino & Resort, Inc. (A)	559	23,640
Penn National Gaming, Inc. (A)	4,150	108,979
Red Robin Gourmet Burgers, Inc. (A)	638	37,004
Ruth’s Hospitality Group, Inc.	1,431	34,988
Shake Shack, Inc., Class A (A) (B)	933	38,841
Sonic Corp. (B)	1,892	47,735
Wingstop, Inc.	1,432	67,633

		846,469

Household Durables - 1.5%
Cavco Industries, Inc. (A)	418	72,628
Ethan Allen Interiors, Inc.	1,244	28,550
Installed Building Products, Inc. (A)	1,035	62,152
iRobot Corp. (A) (B)	1,375	88,261
La-Z-Boy, Inc.	2,316	69,364
LGI Homes, Inc. (A) (B)	879	62,031
M/I Homes, Inc. (A)	1,371	43,666
MDC Holdings, Inc.	2,209	61,675
Meritage Homes Corp. (A)	1,865	84,391
TopBuild Corp. (A)	1,749	133,834
Universal Electronics, Inc. (A)	704	36,643
William Lyon Homes, Class A (A)	1,416	38,926

		782,121

Household Products - 0.3%
Central Garden & Pet Co. (A)	509	21,887
Central Garden & Pet Co., Class A (A)	1,723	68,248
WD-40 Co.	688	90,610

		180,745

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,759	$ 61,653

Insurance - 2.4%
American Equity Investment Life Holding Co.	4,422	129,830
AMERISAFE, Inc.	947	52,322
eHealth, Inc. (A)	806	11,534
Employers Holdings, Inc.	1,609	65,084
HCI Group, Inc.	390	14,882
Horace Mann Educators Corp.	2,006	85,756
Infinity Property & Casualty Corp.	538	63,699
James River Group Holdings, Ltd.	1,227	43,522
Maiden Holdings, Ltd.	3,349	21,769
Navigators Group, Inc.	1,104	63,646
ProAssurance Corp.	2,627	127,541
RLI Corp.	1,915	121,392
Safety Insurance Group, Inc.	749	57,561
Selective Insurance Group, Inc.	2,889	175,362
Stewart Information Services Corp.	1,168	51,322
Third Point Reinsurance, Ltd. (A)	4,116	57,418
United Fire Group, Inc.	1,042	49,870
United Insurance Holdings Corp.	1,010	19,331
Universal Insurance Holdings, Inc.	1,595	50,880

		1,262,721

Internet & Catalog Retail - 0.1%
PetMed Express, Inc. (B)	1,014	42,334

Internet & Direct Marketing Retail - 0.3%
FTD Cos., Inc. (A)	827	3,010
Nutrisystem, Inc.	1,486	40,048
Shutterfly, Inc. (A)	1,600	130,000

		173,058

Internet Software & Services - 1.0%
Alarm.com Holdings, Inc. (A)	1,231	46,458
Blucora, Inc. (A)	2,298	56,531
DHI Group, Inc. (A)	2,331	3,730
Liquidity Services, Inc. (A)	1,273	8,274
LivePerson, Inc. (A)	2,694	44,047
NIC, Inc.	3,261	43,371
QuinStreet, Inc. (A)	1,774	22,654
Shutterstock, Inc. (A)	906	43,624
SPS Commerce, Inc. (A)	849	54,395
Stamps.com, Inc. (A) (B)	804	161,644
XO Group, Inc. (A)	1,189	24,672

		509,400

IT Services - 1.5%
CACI International, Inc., Class A (A)	1,212	183,436
Cardtronics PLC, Class A (A)	2,258	50,376
CSG Systems International, Inc.	1,645	74,502
EVERTEC, Inc.	2,956	48,331
ExlService Holdings, Inc. (A)	1,683	93,861
ManTech International Corp., Class A	1,281	71,057
Perficient, Inc. (A)	1,713	39,262
Sykes Enterprises, Inc. (A)	1,963	56,809
Travelport Worldwide, Ltd.	6,166	100,752
TTEC Holdings, Inc.	699	21,459
Virtusa Corp. (A)	1,347	65,276

		805,121

Leisure Products - 0.3%
Callaway Golf Co.	4,656	76,172

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	March 31, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Leisure Products (continued)
Nautilus, Inc. (A)	1,511	$ 20,323
Sturm Ruger & Co., Inc. (B)	857	44,993
Vista Outdoor, Inc. (A)	2,820	46,022

		187,510

Life Sciences Tools & Services - 0.2%
Cambrex Corp. (A)	1,616	84,517
Luminex Corp.	2,019	42,540

		127,057

Machinery - 4.0%
Actuant Corp., Class A	2,952	68,634
Alamo Group, Inc.	470	51,653
Albany International Corp., Class A	1,427	89,473
Astec Industries, Inc.	942	51,980
Barnes Group, Inc.	2,410	144,335
Briggs & Stratton Corp.	2,111	45,196
Chart Industries, Inc. (A)	1,521	89,785
CIRCOR International, Inc.	808	34,469
EnPro Industries, Inc.	1,062	82,178
ESCO Technologies, Inc.	1,272	74,476
Federal Signal Corp.	2,952	65,003
Franklin Electric Co., Inc.	1,904	77,588
Greenbrier Cos., Inc. (B)	1,412	70,953
Harsco Corp. (A)	3,958	81,733
Hillenbrand, Inc.	3,101	142,336
John Bean Technologies Corp.	1,554	176,224
Lindsay Corp.	523	47,823
Lydall, Inc. (A)	854	41,205
Mueller Industries, Inc.	2,832	74,085
Proto Labs, Inc. (A)	1,231	144,704
SPX Corp. (A)	2,105	68,370
SPX FLOW, Inc. (A)	2,091	102,856
Standex International Corp.	631	60,166
Tennant Co.	880	59,576
Titan International, Inc.	2,443	30,806
Wabash National Corp.	2,836	59,017
Watts Water Technologies, Inc., Class A	1,362	105,827

		2,140,451

Marine - 0.1%
Matson, Inc.	2,089	59,829

Media - 0.5%
EW Scripps Co., Class A	2,705	32,433
Gannett Co., Inc.	5,551	55,399
New Media Investment Group, Inc.	2,619	44,889
Scholastic Corp.	1,357	52,706
World Wrestling Entertainment, Inc., Class A	1,967	70,832

		256,259

Metals & Mining - 0.6%
AK Steel Holding Corp. (A) (B)	15,488	70,161
Century Aluminum Co. (A)	2,456	40,622
Haynes International, Inc.	616	22,860
Kaiser Aluminum Corp.	825	83,242
Materion Corp.	990	50,539
Olympic Steel, Inc.	449	9,209
SunCoke Energy, Inc. (A)	3,164	34,045
TimkenSteel Corp. (A)	1,926	29,256

		339,934

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts - 0.7%
Apollo Commercial Real Estate Finance, Inc. (B)	5,416	$ 97,380
ARMOUR Residential REIT, Inc.	2,060	47,957
Capstead Mortgage Corp.	4,603	39,816
Invesco Mortgage Capital, Inc.	5,490	89,926
New York Mortgage Trust, Inc. (B)	5,506	32,651
PennyMac Mortgage Investment Trust (B)	2,985	53,819

		361,549

Multi-Utilities - 0.3%
Avista Corp.	3,229	165,486

Multiline Retail - 0.4%
Fred’s, Inc., Class A	1,768	5,286
JC Penney Co., Inc. (A) (B)	15,351	46,360
Ollie’s Bargain Outlet Holdings, Inc. (A)	2,427	146,348

		197,994

Oil, Gas & Consumable Fuels - 1.1%
Carrizo Oil & Gas, Inc. (A)	3,807	60,912
Cloud Peak Energy, Inc. (A)	3,693	10,747
CONSOL Energy, Inc. (A)	1,242	35,981
Denbury Resources, Inc. (A) (B)	19,775	54,184
Green Plains, Inc.	1,899	31,903
HighPoint Resources Corp. (A)	4,878	24,780
Par Pacific Holdings, Inc. (A)	1,239	21,274
PDC Energy, Inc. (A)	3,241	158,906
REX American Resources Corp. (A)	284	20,675
Ring Energy, Inc. (A)	2,674	38,372
SRC Energy, Inc. (A)	11,896	112,179

		569,913

Paper & Forest Products - 0.8%
Boise Cascade Co.	1,896	73,186
Clearwater Paper Corp. (A)	809	31,632
KapStone Paper and Packaging Corp.	4,312	147,945
Neenah, Inc.	831	65,150
P.H. Glatfelter Co.	2,150	44,139
Schweitzer-Mauduit International, Inc.	1,514	59,273

		421,325

Personal Products - 0.3%
Avon Products, Inc. (A)	21,667	61,534
Inter Parfums, Inc.	844	39,795
Medifast, Inc.	517	48,314

		149,643

Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals, Inc. (A)	1,742	32,662
ANI Pharmaceuticals, Inc. (A)	441	25,675
Corcept Therapeutics, Inc. (A) (B)	4,689	77,134
Depomed, Inc. (A)	3,119	20,554
Impax Laboratories, Inc. (A)	3,638	70,759
Innoviva, Inc. (A) (B)	3,407	56,795
Lannett Co., Inc. (A) (B)	1,490	23,914
Medicines Co. (A) (B)	3,173	104,519
Phibro Animal Health Corp., Class A	964	38,271
Supernus Pharmaceuticals, Inc. (A)	2,536	116,149

		566,432

Professional Services - 1.8%
Exponent, Inc.	1,268	99,728
Forrester Research, Inc.	486	20,145

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	March 31, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
FTI Consulting, Inc. (A)	1,842	$ 89,171
Heidrick & Struggles International, Inc.	924	28,875
Insperity, Inc.	1,817	126,372
Kelly Services, Inc., Class A	1,498	43,502
Korn/Ferry International	2,780	143,420
Navigant Consulting, Inc. (A)	2,217	42,655
On Assignment, Inc. (A)	2,413	197,577
Resources Connection, Inc.	1,451	23,506
TrueBlue, Inc. (A)	2,022	52,370
WageWorks, Inc. (A)	1,953	88,276

		955,597

Real Estate Management & Development - 0.3%
HFF, Inc., Class A	1,810	89,957
RE/MAX Holdings, Inc., Class A	871	52,652

		142,609

Road & Rail - 0.4%
ArcBest Corp.	1,262	40,447
Heartland Express, Inc.	2,459	44,237
Marten Transport, Ltd.	1,903	43,388
Roadrunner Transportation Systems, Inc. (A)	1,546	3,927
Saia, Inc. (A)	1,263	94,915

		226,914

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (A)	1,950	124,605
Axcelis Technologies, Inc. (A)	1,577	38,794
Brooks Automation, Inc.	3,465	93,832
Cabot Microelectronics Corp.	1,260	134,959
CEVA, Inc. (A)	1,093	39,567
Cohu, Inc.	1,404	32,025
Diodes, Inc. (A)	1,886	57,448
DSP Group, Inc. (A)	1,098	12,956
FormFactor, Inc. (A)	3,569	48,717
Kopin Corp. (A) (B)	3,002	9,366
Kulicke & Soffa Industries, Inc. (A)	3,474	86,885
MaxLinear, Inc. (A)	2,998	68,204
Nanometrics, Inc. (A)	1,169	31,446
PDF Solutions, Inc. (A)	1,352	15,764
Photronics, Inc. (A)	3,413	28,157
Power Integrations, Inc.	1,468	100,338
Rambus, Inc. (A)	5,405	72,589
Rudolph Technologies, Inc. (A)	1,555	43,074
Semtech Corp. (A)	3,265	127,498
SolarEdge Technologies, Inc. (A)	1,778	93,523
Ultra Clean Holdings, Inc. (A)	1,891	36,402
Veeco Instruments, Inc. (A)	2,377	40,409
Xperi Corp.	2,425	51,289

		1,387,847

Software - 1.3%
8x8, Inc. (A)	4,535	84,578
Agilysys, Inc. (A)	757	9,024
Bottomline Technologies de, Inc. (A)	1,712	66,340
Ebix, Inc. (B)	1,084	80,758
MicroStrategy, Inc., Class A (A)	463	59,722
Monotype Imaging Holdings, Inc.	2,045	45,910
Progress Software Corp.	2,282	87,743
Qualys, Inc. (A)	1,596	116,109
Synchronoss Technologies, Inc. (A)	2,151	22,693

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
TiVo Corp.	6,042	$ 81,869
VASCO Data Security International, Inc. (A)	1,482	19,192

		673,938

Specialty Retail - 3.0%
Abercrombie & Fitch Co., Class A	3,347	81,031
Asbury Automotive Group, Inc. (A)	912	61,560
Ascena Retail Group, Inc. (A)	8,392	16,868
Barnes & Noble Education, Inc. (A)	1,847	12,726
Barnes & Noble, Inc.	2,793	13,825
Big 5 Sporting Goods Corp. (B)	984	7,134
Buckle, Inc. (B)	1,394	30,877
Caleres, Inc.	2,115	71,064
Cato Corp., Class A	1,145	16,877
Chico’s FAS, Inc.	6,288	56,844
Children’s Place, Inc.	856	115,774
DSW, Inc., Class A	3,556	79,868
Express, Inc. (A)	3,877	27,759
Finish Line, Inc., Class A (B)	1,984	26,863
Five Below, Inc. (A)	2,718	199,338
Francesca’s Holdings Corp. (A)	1,780	8,544
Genesco, Inc. (A)	980	39,788
Group 1 Automotive, Inc.	967	63,184
Guess?, Inc.	2,915	60,457
Haverty Furniture Cos., Inc.	956	19,263
Hibbett Sports, Inc. (A) (B)	939	22,489
Kirkland’s, Inc. (A)	787	7,626
Lithia Motors, Inc., Class A	1,182	118,815
Lumber Liquidators Holdings, Inc. (A) (B)	1,402	33,536
MarineMax, Inc. (A)	1,086	21,123
Monro, Inc.	1,614	86,510
Rent-A-Center, Inc. (B)	2,628	22,680
RH (A) (B)	933	88,896
Shoe Carnival, Inc.	559	13,304
Sleep Number Corp. (A)	1,894	66,574
Sonic Automotive, Inc., Class A	1,181	22,380
Tailored Brands, Inc.	2,423	60,720
Tile Shop Holdings, Inc.	1,694	10,164
Vitamin Shoppe, Inc. (A)	1,191	5,181
Zumiez, Inc. (A)	894	21,367

		1,611,009

Technology Hardware, Storage & Peripherals - 0.2%
Cray, Inc. (A)	1,991	41,214
Electronics For Imaging, Inc. (A)	2,248	61,438
Super Micro Computer, Inc. (A)	1,869	31,773

		134,425

Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (A)	3,387	55,039
Fossil Group, Inc. (A) (B)	2,130	27,051
G-III Apparel Group, Ltd. (A)	2,053	77,357
Movado Group, Inc.	762	29,261
Oxford Industries, Inc.	828	61,736
Perry Ellis International, Inc. (A)	617	15,919
Steven Madden, Ltd.	2,603	114,272
Unifi, Inc. (A)	837	30,341
Vera Bradley, Inc. (A)	925	9,814
Wolverine World Wide, Inc.	4,724	136,523

		557,313

Thrifts & Mortgage Finance - 1.2%
BofI Holding, Inc. (A) (B)	2,706	109,674
Dime Community Bancshares, Inc.	1,510	27,784
HomeStreet, Inc. (A)	1,323	37,904

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	March 31, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Meta Financial Group, Inc.	447	$ 48,812
NMI Holdings, Inc., Class A (A)	2,841	47,019
Northfield Bancorp, Inc.	2,293	35,794
Northwest Bancshares, Inc.	5,049	83,611
Oritani Financial Corp.	1,937	29,733
Provident Financial Services, Inc.	2,993	76,591
TrustCo Bank Corp.	4,741	40,062
Walker & Dunlop, Inc.	1,379	81,940

		618,924

Tobacco - 0.1%
Universal Corp.	1,232	59,752

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	1,903	138,729
DXP Enterprises, Inc. (A)	779	30,342
Kaman Corp.	1,367	84,918
Veritiv Corp. (A)	548	21,481

		275,470

Water Utilities - 0.3%
American States Water Co.	1,806	95,826
California Water Service Group	2,360	87,910

		183,736

Wireless Telecommunication Services - 0.0% (C)
Spok Holdings, Inc.	985	14,726

Total Common Stocks (Cost $34,862,519)		37,154,354

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 29.2%
U.S. Treasury - 29.2%
U.S. Treasury Note 2.50%, 03/31/2023 (D)	$ 15,553,000	$ 15,505,004

Total U.S. Government Obligation (Cost $15,499,805)		15,505,004

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (E)	2,904,183	2,904,183

Total Securities Lending Collateral (Cost $2,904,183)		2,904,183

Total Investments (Cost $53,266,507)		55,563,541
Net Other Assets (Liabilities) - (4.5)%		(2,369,278)

Net Assets - 100.0%		$ 53,194,263

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Russell 2000® E-Mini	Long	8	06/15/2018	$ 624,181	$ 612,480	$ —	$ (11,701)

The notes are an integral part of this report. Transamerica ETF Trust	Page 7	March 31, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$37,154,354	$—	$—	$37,154,354
U.S. Government Obligation	—	15,505,004	—	15,505,004
Securities Lending Collateral	2,904,183	—	—	2,904,183

Total Investments	$40,058,537	$15,505,004	$—	$55,563,541

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(11,701)	$—	$—	$(11,701)

Total Other Financial Instruments	$(11,701)	$—	$—	$(11,701)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,821,168. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rate disclosed reflects the yield at March 31, 2018.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 8	March 31, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 6.3%
AGL Energy, Ltd.	9,722	$ 161,673
Amcor, Ltd.	17,320	188,253
AMP, Ltd.	43,749	167,453
APA Group	17,481	105,661
Aristocrat Leisure, Ltd.	9,547	176,192
Atlassian Corp. PLC, Class A (A)	2,457	132,481
AusNet Services	27,699	35,588
Australia & New Zealand Banking Group, Ltd.	43,222	890,501
Bendigo & Adelaide Bank, Ltd. (B)	7,237	54,623
BHP Billiton PLC	31,180	613,925
BHP Billiton, Ltd.	47,449	1,026,724
BlueScope Steel, Ltd.	8,364	96,811
Boral, Ltd.	17,648	100,715
Brambles, Ltd.	23,714	181,534
Caltex Australia, Ltd.	3,898	93,885
Challenger, Ltd.	8,627	76,364
CIMIC Group, Ltd.	1,467	50,040
Coca-Cola Amatil, Ltd.	7,745	51,507
Cochlear, Ltd.	854	118,972
Commonwealth Bank of Australia (B)	25,926	1,437,996
Computershare, Ltd.	7,664	101,760
Crown Resorts, Ltd.	5,649	54,987
CSL, Ltd.	6,700	798,945
Dexus, REIT	15,590	111,451
Domino’s Pizza Enterprises, Ltd. (B)	985	31,529
Flight Centre Travel Group, Ltd. (B)	876	38,294
Fortescue Metals Group, Ltd.	25,181	83,634
Goodman Group, REIT	24,353	157,472
GPT Group, REIT	27,830	101,185
Harvey Norman Holdings, Ltd. (B)	9,284	26,278
Iluka Resources, Ltd.	6,262	50,723
Incitec Pivot, Ltd.	25,049	67,441
Insurance Australia Group, Ltd.	35,166	201,766
LendLease Group	8,693	115,422
Macquarie Group, Ltd.	4,708	371,600
Medibank Pvt, Ltd.	41,056	91,327
Mirvac Group, REIT	56,909	93,852
National Australia Bank, Ltd.	40,212	878,763
Newcrest Mining, Ltd.	11,320	169,840
Oil Search, Ltd.	19,718	108,142
Orica, Ltd. (B)	5,605	76,356
Origin Energy, Ltd. (A)	26,025	173,674
Qantas Airways, Ltd.	14,648	65,504
QBE Insurance Group, Ltd.	20,298	149,935
Ramsay Health Care, Ltd. (B)	1,971	94,219
REA Group, Ltd.	788	47,877
Santos, Ltd. (A)	26,144	101,673
Scentre Group, REIT	79,637	233,958
SEEK, Ltd.	5,356	76,415
Sonic Healthcare, Ltd.	6,569	115,287
South32, Ltd.	76,831	189,765
Stockland, REIT	37,325	115,379
Suncorp Group, Ltd.	19,300	197,486
Sydney Airport (B)	16,466	84,749
Telstra Corp., Ltd. (B)	61,704	148,616
Transurban Group	32,998	289,053
Treasury Wine Estates, Ltd.	10,723	138,675
Vicinity Centres, REIT	49,491	91,489
Washington H Soul Pattinson & Co., Ltd. (B)	1,839	26,251
Wesfarmers, Ltd.	16,795	535,401

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Westfield Corp., REIT	28,794	$ 188,176
Westpac Banking Corp.	50,354	1,105,420
Woodside Petroleum, Ltd.	13,862	310,904
Woolworths Group, Ltd. (B)	19,356	390,328

		14,361,899

Austria - 0.4%
ams AG	942	98,233
Andritz AG	1,117	62,368
BUWOG AG (A)	1,949	69,656
CA Immobilien Anlagen AG	1,358	45,328
Erste Group Bank AG	5,146	258,215
IMMOFINANZ AG	16,579	43,104
Lenzing AG	197	24,301
OMV AG	2,190	127,343
Raiffeisen Bank International AG (A)	2,036	79,101
Verbund AG	1,993	57,846
voestalpine AG	1,774	92,877
Wienerberger AG	1,861	46,507

		1,004,879

Belgium - 1.4%
Ackermans & van Haaren NV	372	65,057
Ageas	2,978	153,678
Anheuser-Busch InBev SA	14,780	1,622,859
bpost SA	1,598	36,083
Colruyt SA	898	49,610
Groupe Bruxelles Lambert SA	1,226	139,924
KBC Group NV	5,058	439,920
Proximus SADP	2,343	72,701
Sofina SA	307	52,028
Solvay SA	1,073	148,920
Telenet Group Holding NV (A)	854	56,978
UCB SA	1,905	155,051
Umicore SA	3,083	162,775

		3,155,584

Bermuda - 0.0% (C)
Golar LNG, Ltd.	2,190	59,918

Chile - 0.0% (C)
Antofagasta PLC	5,058	65,348

China - 0.1%
ENN Energy Holdings, Ltd.	22,000	196,501
Fosun International, Ltd.	32,000	69,315

		265,816

Denmark - 1.7%
AP Moller - Maersk A/S, Class A	44	64,284
AP Moller - Maersk A/S, Class B	88	135,668
Carlsberg A/S, Class B	1,598	190,044
Chr Hansen Holding A/S	1,445	124,213
Coloplast A/S, Class B	1,752	147,597
Danske Bank A/S	10,839	403,094
DSV A/S	2,847	222,794
Genmab A/S (A)	898	192,315
H. Lundbeck A/S	876	48,823
ISS A/S	2,803	103,409
Novo Nordisk A/S, Class B	26,735	1,312,291
Novozymes A/S, Class B	3,350	172,671
Orsted A/S (D)	3,109	201,080
Pandora A/S	1,664	178,401
TDC A/S (A)	12,678	104,839
Tryg A/S	1,944	45,065

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	March 31, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Vestas Wind Systems A/S	3,197	$ 226,711
William Demant Holding A/S (A)	1,642	60,740

		3,934,039

Finland - 1.1%
Amer Sports OYJ (A) (B)	1,851	57,071
Cargotec OYJ, B Shares (B)	613	32,614
Elisa OYJ (B)	2,343	105,954
Fortum OYJ (B)	6,459	138,616
Huhtamaki OYJ (B)	1,467	64,301
Kesko OYJ, Class B	1,073	61,442
Kone OYJ, Class B	5,978	297,978
Metso OYJ (B)	1,905	60,001
Neste OYJ (B)	1,905	132,606
Nokia OYJ	83,868	462,606
Nokian Renkaat OYJ (B)	1,752	79,508
Orion OYJ, Class B	1,555	47,562
Outokumpu OYJ	4,708	32,089
Sampo OYJ, Class A	7,083	394,261
Stora Enso OYJ, Class R (B)	8,627	158,353
UPM-Kymmene OYJ (B)	7,948	294,223
Wartsila OYJ Abp	6,766	149,365

		2,568,550

France - 9.3%
Accor SA	2,759	148,790
Aeroports de Paris	482	104,923
Air Liquide SA	6,318	772,979
Airbus SE	8,912	1,028,088
Amundi SA (D)	766	61,479
Atos SE	1,379	188,422
AXA SA	28,640	760,815
BNP Paribas SA	16,926	1,252,526
Bollore SA	14,014	74,628
Bouygues SA	3,287	164,571
Bureau Veritas SA	4,029	104,601
Capgemini SE	2,387	297,088
Carrefour SA	8,737	181,057
Christian Dior SE	175	69,065
Cie de Saint-Gobain	8,211	432,813
Cie Generale des Etablissements Michelin SCA	2,671	393,863
CNP Assurances	2,387	60,181
Credit Agricole SA	18,043	293,022
Danone SA	9,306	752,279
Dassault Aviation SA	44	83,930
Dassault Systemes SE	2,058	279,426
Electricite de France SA	5,173	74,817
Engie SA	23,823	397,144
Essilor International Cie Generale d’Optique SA	2,978	401,409
Hermes International	438	259,372
Iliad SA	416	85,952
Kering SA	1,117	534,111
Klepierre SA, REIT	3,219	129,654
L’Oreal SA	3,613	814,707
Legrand SA	3,941	308,744
LVMH Moet Hennessy Louis Vuitton SE	3,985	1,226,219
Natixis SA	13,488	110,444
Orange SA	31,772	538,646
Pernod Ricard SA	3,109	517,143
Peugeot SA	8,211	197,422
Publicis Groupe SA	3,241	225,525
Renault SA	2,847	344,886
Safran SA	4,817	509,362
Sanofi	16,948	1,361,706

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Schneider Electric SE	8,211	$ 720,413
Societe Generale SA	11,189	607,677
Sodexo SA	1,358	136,784
Suez	6,297	91,151
Thales SA	1,577	191,892
TOTAL SA	37,296	2,115,914
Unibail-Rodamco SE, REIT (B)	1,489	339,971
Valeo SA	3,525	232,541
Veolia Environnement SA	8,343	197,466
Vinci SA	7,664	753,103
Vivendi SA	11,425	295,072

		21,223,793

Germany - 8.1%
adidas AG	2,693	651,302
Allianz SE	6,498	1,465,654
BASF SE	13,554	1,374,725
Bayer AG	12,240	1,381,749
Bayerische Motoren Werke AG	5,080	550,729
Beiersdorf AG	1,467	166,022
Commerzbank AG (A)	15,568	201,879
Continental AG	1,598	440,817
Covestro AG (D)	1,401	137,600
Daimler AG	14,714	1,248,082
Deutsche Bank AG	30,633	426,696
Deutsche Boerse AG	2,868	390,110
Deutsche Lufthansa AG	3,766	120,144
Deutsche Post AG	14,415	629,709
Deutsche Telekom AG	47,887	780,343
Deutsche Wohnen SE	5,277	245,968
E.ON SE	32,560	361,196
Evonik Industries AG	2,212	77,913
Fresenius Medical Care AG & Co. KGaA	3,197	326,263
Fresenius SE & Co. KGaA	6,109	466,266
GEA Group AG	2,606	110,732
Hannover Rueck SE	898	122,479
HeidelbergCement AG	2,014	197,609
Henkel AG & Co. KGaA	1,511	190,105
HOCHTIEF AG	285	53,172
Infineon Technologies AG	16,729	447,282
Innogy SE (D)	1,861	88,048
Linde AG (A)	2,737	575,940
MAN SE	526	61,294
Merck KGaA	1,905	182,509
METRO AG	2,540	44,952
Muenchener Rueckversicherungs-Gesellschaft AG	2,299	533,959
ProSiebenSat.1 Media SE	3,503	121,404
RWE AG (A)	7,729	190,681
SAP SE	14,758	1,542,217
Siemens AG	12,569	1,600,211
Telefonica Deutschland Holding AG	11,977	56,209
thyssenkrupp AG	5,732	149,379
TUI AG	6,722	144,085
United Internet AG	1,883	118,338
Volkswagen AG	460	91,988
Vonovia SE	7,226	357,698
Zalando SE (A) (D)	1,796	97,806

		18,521,264

Hong Kong - 3.4%
AIA Group, Ltd.	176,000	1,489,036
ASM Pacific Technology, Ltd.	4,300	60,049
Bank of East Asia, Ltd.	21,800	86,941
BOC Hong Kong Holdings, Ltd.	53,500	260,400
Cathay Pacific Airways, Ltd. (A)	21,000	36,229

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	March 31, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Asset Holdings, Ltd.	43,000	$ 360,785
CK Hutchison Holdings, Ltd.	43,000	514,468
CK Infrastructure Holdings, Ltd.	10,500	85,824
CLP Holdings, Ltd.	32,000	325,778
Dairy Farm International Holdings, Ltd.	4,300	34,185
Galaxy Entertainment Group, Ltd.	43,000	390,371
Hang Lung Group, Ltd.	21,000	68,633
Hang Lung Properties, Ltd.	21,000	48,912
Hang Seng Bank, Ltd.	10,700	247,585
Henderson Land Development Co., Ltd.	21,000	136,730
HK Electric Investments & HK Electric Investments, Ltd. (B) (D)	43,000	41,530
HKT Trust & HKT, Ltd.	43,000	53,967
Hong Kong & China Gas Co., Ltd.	129,000	264,959
Hong Kong Exchanges & Clearing, Ltd.	17,300	562,537
Hongkong Land Holdings, Ltd.	17,200	118,508
Jardine Matheson Holdings, Ltd.	4,300	264,966
Jardine Strategic Holdings, Ltd.	2,100	80,514
Kerry Properties, Ltd.	11,000	49,546
Li & Fung, Ltd.	86,000	42,078
Link REIT	31,500	268,912
Melco Resorts & Entertainment, Ltd., ADR	2,147	62,220
MTR Corp., Ltd.	21,500	115,605
New World Development Co., Ltd.	88,000	124,236
NWS Holdings, Ltd.	21,000	38,102
PCCW, Ltd.	64,000	37,022
Power Assets Holdings, Ltd.	21,500	191,624
Shangri-La Asia, Ltd.	42,000	84,553
Sino Land Co., Ltd.	44,000	71,200
SJM Holdings, Ltd.	43,000	37,366
Sun Hung Kai Properties, Ltd.	21,000	331,792
Swire Pacific, Ltd., Class B	52,500	89,905
Swire Properties, Ltd.	17,200	60,268
Techtronic Industries Co., Ltd.	21,500	125,330
VTech Holdings, Ltd.	2,100	26,517
Wharf Holdings, Ltd.	21,000	72,111
Wharf Real Estate Investment Co., Ltd. (A)	21,000	136,730
Wheelock & Co., Ltd.	21,000	153,454
Yue Yuen Industrial Holdings, Ltd.	10,500	41,675

		7,693,153

Ireland - 0.7%
AerCap Holdings NV (A)	2,033	103,114
Bank of Ireland Group PLC (A)	14,802	129,432
CRH PLC	12,985	440,282
DCC PLC	1,379	126,901
Glanbia PLC	3,679	63,028
James Hardie Industries PLC, CDI	6,635	116,394
Kerry Group PLC, Class A	2,496	252,176
Kingspan Group PLC	2,365	100,172
Paddy Power Betfair PLC	1,350	138,552
Smurfit Kappa Group PLC	4,051	164,012

		1,634,063

Israel - 0.5%
Azrieli Group, Ltd.	700	33,516
Bank Hapoalim BM	18,003	123,273
Bank Leumi Le-Israel BM	23,778	142,972
Bezeq Israeli Telecommunication Corp., Ltd.	36,750	46,895
Check Point Software Technologies, Ltd. (A)	2,190	217,555
Elbit Systems, Ltd.	437	52,402
Frutarom Industries, Ltd.	641	58,625
Israel Chemicals, Ltd.	9,953	41,957
Israel Discount Bank, Ltd., A Shares (A)	23,034	66,002
Mizrahi Tefahot Bank, Ltd.	3,369	64,322

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Nice, Ltd. (A)	1,087	$ 100,840
Teva Pharmaceutical Industries, Ltd., ADR	13,630	232,937
Tower Semiconductor, Ltd. (A)	1,531	41,209

		1,222,505

Italy - 2.3%
A2A SpA	25,115	48,015
Assicurazioni Generali SpA	20,210	388,364
Atlantia SpA	7,029	217,412
Banca Mediolanum SpA	4,335	37,746
Banco BPM SpA (A) (B)	22,641	78,439
Brembo SpA	2,430	37,476
Davide Campari-Milano SpA	8,999	68,065
Enel SpA	114,431	699,443
Eni SpA	37,837	664,876
Ferrari NV	1,883	225,884
FinecoBank Banca Fineco SpA	6,109	73,388
Intesa Sanpaolo SpA	227,547	828,934
Leonardo SpA	5,934	68,440
Luxottica Group SpA	2,146	133,283
Mediobanca Banca di Credito Finanziario SpA	9,350	109,793
Moncler SpA	2,540	96,526
Poste Italiane SpA (D)	7,423	67,739
Prysmian SpA	3,354	105,185
Recordati SpA	1,642	60,542
Snam SpA	33,764	155,012
Telecom Italia SpA (A)	148,282	140,603
Telecom Italia SpA	106,986	88,999
Terna Rete Elettrica Nazionale SpA	21,918	128,013
UniCredit SpA (A)	31,290	653,733
Unione di Banche Italiane SpA	15,306	69,856
UnipolSai Assicurazioni SpA (B)	16,422	39,040
Yoox Net-A-Porter Group SpA (A)	909	42,258

		5,327,064

Japan - 26.8%
Acom Co., Ltd. (A) (B)	6,600	29,416
Activia Properties, Inc., REIT	23	102,186
Advance Residence Investment Corp., REIT	22	56,908
Advantest Corp. (B)	2,200	46,110
Aeon Co., Ltd.	13,100	233,977
AEON Financial Service Co., Ltd. (B)	2,200	50,578
Aeon Mall Co., Ltd.	2,200	46,131
Air Water, Inc.	2,200	42,945
Aisin Seiki Co., Ltd.	2,200	119,567
Ajinomoto Co., Inc.	8,800	159,285
Alfresa Holdings Corp. (B)	4,400	97,971
Alps Electric Co., Ltd. (B)	2,200	53,950
Amada Holdings Co., Ltd.	6,600	80,181
ANA Holdings, Inc.	2,200	85,187
Aozora Bank, Ltd.	2,200	87,607
Asahi Glass Co., Ltd.	4,400	182,247
Asahi Group Holdings, Ltd.	6,600	351,690
Asahi Kasei Corp.	21,900	288,087
Asics Corp.	2,200	40,732
Astellas Pharma, Inc.	30,700	465,913
Azbil Corp.	2,200	102,501
Bandai Namco Holdings, Inc.	4,400	144,598
Benesse Holdings, Inc. (B)	2,200	79,746
Bridgestone Corp.	11,000	478,270
Brother Industries, Ltd.	4,400	102,315
Calbee, Inc. (B)	2,200	72,816
Canon, Inc.	15,300	554,310
Casio Computer Co., Ltd. (B)	4,400	65,617

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	March 31, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Central Japan Railway Co. (B)	2,200	$ 416,417
Chiba Bank, Ltd.	22,000	176,869
Chubu Electric Power Co., Inc. (B)	10,900	154,045
Chugai Pharmaceutical Co., Ltd.	2,200	111,293
Chugoku Bank, Ltd. (B)	2,200	25,920
Chugoku Electric Power Co., Inc.	4,400	53,040
Citizen Watch Co., Ltd.	4,400	31,609
Coca-Cola Bottlers Japan Holdings, Inc.	2,200	90,917
COMSYS Holdings Corp.	2,200	58,749
Concordia Financial Group, Ltd.	19,700	108,734
Credit Saison Co., Ltd. (B)	2,200	36,139
CyberAgent, Inc.	2,200	109,431
Dai-ichi Life Holdings, Inc.	17,500	319,640
Daicel Corp.	4,400	48,075
Daifuku Co., Ltd. (B)	2,200	131,772
Daiichi Sankyo Co., Ltd.	8,800	291,761
Daikin Industries, Ltd.	4,400	485,510
Daito Trust Construction Co., Ltd. (B)	2,200	380,423
Daiwa House Industry Co., Ltd.	10,900	420,216
Daiwa House REIT Investment Corp.	22	52,668
Daiwa Securities Group, Inc. (B)	22,000	140,399
DeNA Co., Ltd. (B)	2,200	39,718
Denso Corp. (B)	8,800	481,580
Dentsu, Inc.	4,400	193,211
DIC Corp.	2,200	73,747
Don Quijote Holdings Co., Ltd.	2,200	126,394
East Japan Railway Co.	6,600	612,028
Ebara Corp.	2,200	79,953
Eisai Co., Ltd.	4,400	280,549
Electric Power Development Co., Ltd.	2,200	55,481
FamilyMart UNY Holdings Co., Ltd.	2,200	185,350
FANUC Corp.	2,200	557,706
FUJIFILM Holdings Corp.	6,600	263,441
Fujitsu, Ltd.	22,000	135,455
Fukuoka Financial Group, Inc.	22,000	118,533
Furukawa Electric Co., Ltd.	2,200	118,119
GLP J-REIT	52	56,572
Gunma Bank, Ltd.	6,600	37,484
H2O Retailing Corp. (B)	2,200	40,256
Hachijuni Bank, Ltd.	8,800	47,165
Hakuhodo DY Holdings, Inc. (B)	4,400	60,528
Hamamatsu Photonics KK	2,200	83,159
Hankyu Hanshin Holdings, Inc.	4,400	163,216
Haseko Corp. (B)	4,400	66,983
Hino Motors, Ltd. (B)	4,400	56,639
Hisamitsu Pharmaceutical Co., Inc.	2,200	170,456
Hitachi Chemical Co., Ltd.	2,200	50,165
Hitachi Construction Machinery Co., Ltd. (B)	2,200	84,918
Hitachi High-Technologies Corp.	2,200	104,673
Hitachi Metals, Ltd. (B)	2,200	26,024
Hitachi, Ltd.	66,000	478,353
Hokuhoku Financial Group, Inc.	2,200	29,850
Hokuriku Electric Power Co. (A)	4,400	37,401
Honda Motor Co., Ltd.	26,300	905,106
House Foods Group, Inc. (B)	2,200	73,126
Hoya Corp.	6,400	319,248
Hulic Co., Ltd.	6,600	72,051
Ibiden Co., Ltd. (B)	2,200	32,747
Idemitsu Kosan Co., Ltd.	2,200	83,677
IHI Corp.	2,200	68,369
Iida Group Holdings Co., Ltd. (B)	2,200	41,125
Inpex Corp.	15,300	189,326
Isetan Mitsukoshi Holdings, Ltd. (B)	6,600	72,858
Isuzu Motors, Ltd.	8,800	135,041
Ito En, Ltd.	2,200	86,469
ITOCHU Corp. (B)	24,100	468,290
Itoham Yonekyu Holdings, Inc.	2,200	19,135

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Iyo Bank, Ltd.	4,400	$ 33,140
J. Front Retailing Co., Ltd.	4,400	74,843
Japan Airlines Co., Ltd.	2,200	88,579
Japan Airport Terminal Co., Ltd. (B)	2,200	84,090
Japan Exchange Group, Inc.	8,600	159,304
Japan Hotel REIT Investment Corp.	66	46,979
Japan Post Bank Co., Ltd. (B)	6,600	88,621
Japan Post Holdings Co., Ltd.	6,600	79,498
Japan Prime Realty Investment Corp., REIT	22	78,401
Japan Real Estate Investment Corp., REIT (B)	22	113,982
Japan Retail Fund Investment Corp., REIT	43	82,563
Japan Tobacco, Inc.	17,500	504,513
JFE Holdings, Inc. (B)	8,800	177,365
JGC Corp. (B)	4,400	95,737
JSR Corp.	2,200	49,503
JTEKT Corp.	4,400	65,204
JXTG Holdings, Inc.	48,200	291,738
K’s Holdings Corp.	4,400	60,859
Kagome Co., Ltd.	2,200	77,264
Kajima Corp.	22,000	204,175
Kansai Electric Power Co., Inc.	13,100	168,385
Kansai Paint Co., Ltd. (B)	4,400	102,522
Kao Corp.	6,600	495,295
Kawasaki Heavy Industries, Ltd. (B)	2,200	71,161
KDDI Corp. (B)	26,300	671,781
Keisei Electric Railway Co., Ltd.	2,200	67,645
Kewpie Corp.	2,100	57,007
Keyence Corp.	2,200	1,366,131
Kikkoman Corp.	2,200	88,538
Kinden Corp.	2,200	36,449
Kintetsu Group Holdings Co., Ltd. (B)	2,200	85,745
Kirin Holdings Co., Ltd.	13,100	348,902
Kobe Steel, Ltd. (A)	6,600	66,155
Koito Manufacturing Co., Ltd. (B)	2,200	152,666
Komatsu, Ltd.	15,300	510,288
Konami Holdings Corp.	2,200	115,637
Konica Minolta, Inc. (B)	8,800	75,464
Kubota Corp.	17,400	304,643
Kuraray Co., Ltd.	4,400	74,802
Kurita Water Industries, Ltd.	2,200	69,817
Kyocera Corp.	4,400	248,402
Kyowa Hakko Kirin Co., Ltd.	4,400	96,688
Kyushu Electric Power Co., Inc.	6,600	78,691
Kyushu Financial Group, Inc.	6,600	32,643
Kyushu Railway Co.	2,200	68,472
Lion Corp.	4,400	88,662
LIXIL Group Corp.	4,400	98,302
M3, Inc. (B)	2,200	98,881
Makita Corp.	4,400	215,139
Marubeni Corp.	26,300	190,394
Marui Group Co., Ltd. (B)	4,400	89,696
Maruichi Steel Tube, Ltd. (B)	2,200	67,334
Mazda Motor Corp. (B)	8,800	116,382
McDonald’s Holdings Co. Japan, Ltd.	2,200	103,018
Mebuki Financial Group, Inc.	15,300	58,841
Medipal Holdings Corp.	2,200	45,096
MEIJI Holdings Co., Ltd. (B)	2,200	167,560
Minebea Mitsumi, Inc. (B)	6,600	140,999
MISUMI Group, Inc. (B)	4,400	120,850
Mitsubishi Chemical Holdings Corp.	21,900	212,204
Mitsubishi Corp.	24,100	648,559
Mitsubishi Electric Corp.	32,800	524,769
Mitsubishi Estate Co., Ltd.	19,700	333,149
Mitsubishi Gas Chemical Co., Inc.	4,200	100,666
Mitsubishi Heavy Industries, Ltd. (B)	4,400	168,553
Mitsubishi Materials Corp. (B)	2,200	66,197

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	March 31, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Motors Corp. (B)	10,900	$ 77,996
Mitsubishi Tanabe Pharma Corp.	4,400	86,055
Mitsubishi UFJ Financial Group, Inc.	206,100	1,350,745
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,800	51,633
Mitsui & Co., Ltd. (B)	26,300	450,698
Mitsui Chemicals, Inc. (B)	4,400	138,806
Mitsui Fudosan Co., Ltd. (B)	15,300	371,386
Mitsui O.S.K. Lines, Ltd. (B)	2,200	63,300
Mizuho Financial Group, Inc. (B)	374,500	673,994
MonotaRO Co., Ltd. (B)	2,200	79,022
MS&AD Insurance Group Holdings, Inc.	8,800	277,612
Murata Manufacturing Co., Ltd.	2,200	301,401
Nabtesco Corp.	2,200	84,918
Nagoya Railroad Co., Ltd. (B)	4,500	114,076
NEC Corp. (B)	4,400	123,746
Nexon Co., Ltd. (A)	4,400	72,816
NGK Insulators, Ltd. (B)	4,400	75,878
NGK Spark Plug Co., Ltd. (B)	2,200	53,019
NHK Spring Co., Ltd. (B)	4,400	46,544
Nichirei Corp.	2,200	60,818
Nidec Corp.	4,400	678,101
Nihon M&A Center, Inc. (B)	4,400	151,425
Nikon Corp.	6,600	117,664
Nintendo Co., Ltd.	2,200	969,365
Nippon Building Fund, Inc., REIT	22	121,636
Nippon Electric Glass Co., Ltd.	2,200	65,369
Nippon Express Co., Ltd.	2,200	147,287
Nippon Paint Holdings Co., Ltd.	2,200	80,780
Nippon Paper Industries Co., Ltd. (B)	2,200	41,083
Nippon Prologis REIT, Inc.	44	94,744
Nippon Steel & Sumitomo Metal Corp.	13,100	287,806
Nippon Telegraph & Telephone Corp.	10,900	502,210
Nippon Yusen KK (B)	2,200	44,434
Nissan Chemical Industries, Ltd.	2,200	91,434
Nissan Motor Co., Ltd.	35,000	363,329
Nisshin Seifun Group, Inc.	4,400	87,255
Nissin Foods Holdings Co., Ltd.	2,200	152,666
Nitori Holdings Co., Ltd.	2,200	389,008
Nitto Denko Corp.	2,200	165,036
NOK Corp.	2,200	42,738
Nomura Holdings, Inc.	50,100	289,859
Nomura Real Estate Holdings, Inc.	2,200	51,964
Nomura Real Estate Master Fund, Inc., REIT	66	91,103
Nomura Research Institute, Ltd.	2,100	99,520
NSK, Ltd. (B)	6,600	88,496
NTT Data Corp.	8,800	93,668
NTT DOCOMO, Inc. (B)	17,500	447,003
Obayashi Corp.	10,900	119,300
OBIC Co., Ltd.	2,200	183,075
Odakyu Electric Railway Co., Ltd. (B)	4,400	89,076
OJI Holdings Corp.	22,000	141,495
Olympus Corp. (B)	4,400	167,146
Omron Corp. (B)	4,400	258,994
Ono Pharmaceutical Co., Ltd.	9,000	278,759
Oriental Land Co., Ltd. (B)	4,400	449,516
ORIX Corp. (B)	19,700	347,598
Orix JREIT, Inc.	44	67,520
Osaka Gas Co., Ltd. (B)	4,400	86,862
Otsuka Holdings Co., Ltd.	8,800	440,952
Panasonic Corp.	37,200	532,028
Park24 Co., Ltd. (B)	2,200	58,998
PeptiDream, Inc. (A) (B)	2,300	118,298
Persol Holdings Co., Ltd. (B)	2,200	64,024
Pigeon Corp.	2,200	99,398
Pola Orbis Holdings, Inc.	2,200	90,193
Rakuten, Inc.	13,100	110,750

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Recruit Holdings Co., Ltd. (B)	24,100	$ 599,271
Relo Group, Inc. (B)	2,200	60,942
Resona Holdings, Inc.	32,800	173,330
Resorttrust, Inc.	2,200	46,193
Ricoh Co., Ltd. (B)	10,900	107,719
Rohm Co., Ltd.	2,200	209,553
Santen Pharmaceutical Co., Ltd.	6,600	106,432
SBI Holdings, Inc. (B)	4,400	100,660
Secom Co., Ltd.	4,400	327,673
Sega Sammy Holdings, Inc. (B)	2,200	34,857
Seibu Holdings, Inc.	4,400	76,622
Seiko Epson Corp. (B)	4,400	78,236
Sekisui Chemical Co., Ltd. (B)	6,600	115,182
Sekisui House, Ltd.	8,800	160,692
Seven & i Holdings Co., Ltd.	10,900	467,772
Seven Bank, Ltd. (B)	10,900	34,745
Sharp Corp. (A) (B)	2,200	65,783
Shikoku Electric Power Co., Inc. (B)	2,200	26,106
Shimadzu Corp. (B)	4,400	123,787
Shimano, Inc.	2,200	317,330
Shimizu Corp.	10,900	97,470
Shin-Etsu Chemical Co., Ltd.	6,600	682,962
Shinsei Bank, Ltd. (B)	2,200	33,843
Shionogi & Co., Ltd.	4,400	227,178
Shiseido Co., Ltd.	6,600	422,810
Showa Denko KK	2,200	93,089
Showa Shell Sekiyu KK	2,200	29,809
Skylark Co., Ltd. (B)	2,200	31,692
SMC Corp. (B)	2,200	890,964
SoftBank Group Corp. (B)	13,100	979,267
Sohgo Security Services Co., Ltd.	2,200	108,811
Sojitz Corp. (B)	17,500	56,112
Sompo Holdings, Inc. (B)	6,600	265,738
Sony Corp.	19,700	953,232
Sony Financial Holdings, Inc. (B)	2,200	40,049
Square Enix Holdings Co., Ltd.	2,200	100,743
Stanley Electric Co., Ltd. (B)	2,200	81,298
Start Today Co., Ltd.	2,200	58,791
Subaru Corp. (B)	8,800	288,534
Sumco Corp.	2,200	57,715
Sumitomo Chemical Co., Ltd.	22,000	128,256
Sumitomo Corp. (B)	19,700	331,760
Sumitomo Dainippon Pharma Co., Ltd. (B)	2,200	36,946
Sumitomo Electric Industries, Ltd.	10,900	166,395
Sumitomo Mitsui Financial Group, Inc.	21,900	918,008
Sumitomo Mitsui Trust Holdings, Inc.	6,600	267,289
Sumitomo Rubber Industries, Ltd.	2,300	42,215
Sundrug Co., Ltd. (B)	2,200	101,674
Suntory Beverage & Food, Ltd.	2,200	106,949
Suruga Bank, Ltd. (B)	4,400	60,777
Suzuken Co., Ltd. (B)	2,200	90,917
Suzuki Motor Corp. (B)	6,600	355,599
Sysmex Corp. (B)	2,200	199,417
T&D Holdings, Inc. (B)	8,800	139,716
Taiheiyo Cement Corp.	2,200	79,953
Taisei Corp.	4,300	218,336
Taiyo Nippon Sanso Corp. (B)	4,400	66,652
Takeda Pharmaceutical Co., Ltd. (B)	11,000	536,088
TDK Corp.	2,200	198,383
Teijin, Ltd. (B)	2,200	41,394
Terumo Corp.	4,400	231,274
THK Co., Ltd.	2,200	91,020
Tobu Railway Co., Ltd. (B)	4,400	132,600
Toho Co., Ltd.	2,200	73,023
Tohoku Electric Power Co., Inc. (B)	6,600	88,186
Tokio Marine Holdings, Inc. (B)	10,900	485,299
Tokyo Electric Power Co. Holdings, Inc. (A)	13,100	50,503

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	March 31, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Electron, Ltd.	2,200	$ 414,039
Tokyo Gas Co., Ltd.	4,400	116,733
Tokyo Tatemono Co., Ltd.	4,400	66,321
Tokyu Corp.	8,800	137,192
Tokyu Fudosan Holdings Corp.	8,800	64,128
Toray Industries, Inc.	24,100	228,083
Toshiba Corp. (A)	101,000	292,506
TOTO, Ltd. (B)	2,200	116,051
Toyo Seikan Group Holdings, Ltd. (B)	2,200	32,726
Toyo Suisan Kaisha, Ltd.	2,200	85,331
Toyoda Gosei Co., Ltd. (B)	2,200	51,178
Toyota Boshoku Corp.	2,200	45,179
Toyota Industries Corp. (B)	2,200	133,220
Toyota Motor Corp.	41,600	2,669,676
Toyota Tsusho Corp.	4,400	149,149
Trend Micro, Inc.	2,200	131,359
Tsumura & Co.	2,100	72,172
Ube Industries, Ltd. (B)	2,200	64,231
Unicharm Corp.	6,600	187,977
United Urban Investment Corp., REIT	44	69,010
USS Co., Ltd.	4,400	88,952
West Japan Railway Co. (B)	2,200	153,721
Yahoo Japan Corp. (B)	24,100	111,945
Yakult Honsha Co., Ltd.	2,200	162,802
Yamada Denki Co., Ltd. (B)	13,100	78,588
Yamaha Corp. (B)	2,200	96,709
Yamaha Motor Co., Ltd.	4,400	131,566
Yamato Holdings Co., Ltd. (B)	6,600	165,605
Yamazaki Baking Co., Ltd.	2,200	45,676
Yaskawa Electric Corp.	4,400	199,624
Yokogawa Electric Corp.	4,400	90,937
Yokohama Rubber Co., Ltd.	2,200	50,951
Zensho Holdings Co., Ltd. (B)	2,200	50,102

		61,450,169

Jersey, Channel Islands - 0.1%
Randgold Resources, Ltd.	1,401	115,600

Luxembourg - 0.3%
ArcelorMittal (A)	9,328	294,832
Millicom International Cellular SA, SDR	928	63,105
SES SA	5,890	79,573
Tenaris SA (B)	6,941	119,083

		556,593

Macau - 0.1%
MGM China Holdings, Ltd.	17,200	44,379
Sands China, Ltd.	34,400	184,967
Wynn Macau, Ltd.	25,600	92,800

		322,146

Mexico - 0.0% (C)
Fresnillo PLC	2,715	48,312

Netherlands - 4.4%
ABN AMRO Group NV, CVA (D)	6,145	184,930
Aegon NV	20,903	140,775
Akzo Nobel NV	3,744	353,354
Altice NV, Class A (A) (B)	6,921	57,012
Altice NV, Class B (A)	1,085	8,934
ASML Holding NV	6,394	1,259,366
EXOR NV	1,467	104,138
Heineken Holding NV	1,774	182,613
Heineken NV	3,197	343,249
ING Groep NV	57,018	960,693
Koninklijke Ahold Delhaize NV	18,497	437,727

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke DSM NV	2,693	$ 267,079
Koninklijke KPN NV	62,777	188,152
Koninklijke Philips NV	13,948	534,603
NN Group NV	4,576	202,826
NXP Semiconductors NV (A)	4,379	512,343
QIAGEN NV (A)	3,416	110,281
Randstad Holding NV (B)	1,883	123,710
Royal Dutch Shell PLC, Class A	70,470	2,207,933
Royal Dutch Shell PLC, Class B	52,836	1,687,675
Wolters Kluwer NV	4,172	221,605

		10,088,998

New Zealand - 0.3%
a2 Milk Co., Ltd. (A)	11,259	100,716
Air New Zealand, Ltd.	13,116	30,562
Auckland International Airport, Ltd.	16,862	74,445
Contact Energy, Ltd.	14,226	53,879
Fisher & Paykel Healthcare Corp., Ltd.	10,037	95,577
Fletcher Building, Ltd.	11,514	50,086
Meridian Energy, Ltd.	25,422	52,359
Ryman Healthcare, Ltd.	9,218	70,422
SKYCITY Entertainment Group, Ltd.	14,226	40,024
Spark New Zealand, Ltd.	31,830	76,694
Z Energy, Ltd.	8,824	44,559

		689,323

Norway - 0.8%
AKER BP ASA	1,961	53,003
DNB ASA	14,233	275,833
Entra ASA (D)	2,737	37,233
Gjensidige Forsikring ASA (B)	3,482	63,688
Marine Harvest ASA	6,525	130,650
Norsk Hydro ASA	20,758	121,492
Norwegian Finans Holding ASA (A)	2,628	29,457
Orkla ASA	13,795	147,843
Schibsted ASA, B Shares	3,107	78,596
SpareBank 1 SR-Bank ASA	3,679	40,394
Statoil ASA	16,885	397,126
Storebrand ASA	8,196	66,583
Telenor ASA	10,620	239,428
TGS NOPEC Geophysical Co. ASA	1,686	41,093
Yara International ASA	2,693	113,573

		1,835,992

Portugal - 0.2%
Banco Comercial Portugues SA, R Shares (A)	165,164	55,251
EDP - Energias de Portugal SA	38,538	146,359
Galp Energia SGPS SA	7,576	142,602
Jeronimo Martins SGPS SA	4,335	78,931

		423,143

Republic of South Africa - 0.1%
Mondi PLC	5,518	148,233

Singapore - 1.5%
Ascendas Real Estate Investment Trust	41,600	83,435
CapitaLand Commercial Trust, REIT	46,100	64,335
CapitaLand Mall Trust, REIT	46,000	72,966
CapitaLand, Ltd.	39,300	106,994
City Developments, Ltd.	8,800	87,242
ComfortDelGro Corp., Ltd.	32,900	51,434
DBS Group Holdings, Ltd.	26,300	551,552
Genting Singapore PLC	85,500	70,419
Golden Agri-Resources, Ltd.	105,100	28,052

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	March 31, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Hutchison Port Holdings Trust	81,000	$ 23,895
Jardine Cycle & Carriage, Ltd.	2,200	57,881
Keppel Corp., Ltd.	24,000	142,210
Mapletree Commercial Trust, REIT	35,100	42,025
Oversea-Chinese Banking Corp., Ltd.	59,000	576,817
SATS, Ltd.	13,100	51,249
Sembcorp Industries, Ltd.	15,300	36,287
Singapore Airlines, Ltd.	11,000	90,933
Singapore Exchange, Ltd.	15,300	85,992
Singapore Press Holdings, Ltd. (B)	26,300	50,542
Singapore Technologies Engineering, Ltd.	24,100	65,979
Singapore Telecommunications, Ltd.	118,200	303,770
Suntec Real Estate Investment Trust	41,800	60,247
United Overseas Bank, Ltd.	22,200	465,568
UOL Group, Ltd.	9,100	59,334
Venture Corp., Ltd.	4,400	94,322
Wilmar International, Ltd.	54,800	132,894

		3,456,374

Spain - 3.0%
Abertis Infraestructuras SA	11,211	251,215
ACS Actividades de Construccion y Servicios SA	4,095	159,397
Aena SME SA (D)	1,095	220,385
Amadeus IT Group SA	6,525	481,326
Banco Bilbao Vizcaya Argentaria SA	98,534	779,080
Banco de Sabadell SA	83,425	170,419
Banco Santander SA	237,160	1,544,400
Bankia SA (B)	15,155	67,825
CaixaBank SA	52,967	252,228
Endesa SA	4,686	103,073
Ferrovial SA	7,423	154,876
Gas Natural SDG SA	5,102	121,666
Grifols SA	4,204	118,968
Grifols SA, ADR	4,379	92,835
Iberdrola SA	89,373	656,415
Industria de Diseno Textil SA	16,795	525,265
Mapfre SA	14,977	49,751
Red Electrica Corp. SA	6,525	134,254
Repsol SA	18,855	334,267
Telefonica SA	67,611	667,540

		6,885,185

Sweden - 2.9%
Ahlsell AB (D)	4,423	27,753
Alfa Laval AB	4,401	103,603
Arjo AB, B Shares (A)	3,350	9,760
Assa Abloy AB, B Shares	14,627	314,990
Atlas Copco AB, A Shares	9,109	392,866
Atlas Copco AB, B Shares	6,219	240,969
Axfood AB	1,774	30,238
BillerudKorsnas AB	2,693	41,513
Boliden AB	4,051	141,486
Castellum AB	4,204	68,521
Electrolux AB, Series B	3,525	110,488
Elekta AB, B Shares	5,474	58,212
Essity AB, Class B (A)	8,956	246,603
Fastighets AB Balder, Class B (A)	1,511	37,817
Getinge AB, Class B	3,350	37,977
Hennes & Mauritz AB, B Shares	13,488	201,608
Hexagon AB, B Shares	3,919	232,104
Hexpol AB	3,854	35,596
Hufvudstaden AB, A Shares	1,883	27,858
Husqvarna AB, Class B	6,394	61,445
ICA Gruppen AB	1,182	41,692
Industrivarden AB, A Shares	2,255	54,606

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Industrivarden AB, Class C	2,781	$ 64,405
Intrum Justitia AB (B)	1,095	30,948
Investment AB Latour, B Shares	2,124	24,068
Investor AB, B Shares	6,678	294,397
Kinnevik AB, B Shares	3,525	126,440
L E Lundbergforetagen AB, B Shares	613	43,771
Lundin Petroleum AB (A)	2,584	64,671
Nibe Industrier AB, B Shares	6,197	58,471
Nordea Bank AB	47,077	500,855
Saab AB, B Shares	1,007	45,439
Sandvik AB	16,247	295,751
Securitas AB, Class B	4,861	82,276
Skandinaviska Enskilda Banken AB, Class A	25,356	264,738
Skanska AB, Class B	5,978	121,811
SKF AB, Class B (B)	5,578	113,561
SSAB AB, B Shares (A)	11,934	54,834
Svenska Cellulosa AB SCA, Class B	9,262	98,340
Svenska Handelsbanken AB, A Shares	22,860	284,426
Swedbank AB, Class A	15,174	338,819
Swedish Match AB	2,781	125,356
Swedish Orphan Biovitrum AB (A)	2,452	43,610
Tele2 AB, Class B	5,343	63,894
Telefonaktiebolaget LM Ericsson, B Shares (B)	45,194	285,579
Telia Co. AB	40,289	188,629
Trelleborg AB, B Shares	3,613	90,511
Volvo AB, A Shares	6,054	110,240
Volvo AB, Class B (B)	20,692	376,171

		6,709,716

Switzerland - 7.7%
ABB, Ltd.	28,597	678,492
Chocoladefabriken Lindt & Spruengli AG	22	136,122
Cie Financiere Richemont SA	7,795	698,099
Credit Suisse Group AG (A)	36,107	602,914
Ferguson PLC	3,788	284,501
Geberit AG	547	241,283
Givaudan SA	109	247,686
Glencore PLC (A)	178,915	887,974
Keuhne & Nagel International AG	876	137,492
LafargeHolcim, Ltd. (A)	7,116	388,645
Lonza Group AG (A)	1,095	257,513
Nestle SA	46,070	3,638,067
Novartis AG	38,888	3,137,518
Partners Group Holding AG	285	211,310
Roche Holding AG	10,817	2,476,240
Schindler Holding AG	920	194,891
SGS SA	88	215,773
Sika AG	44	343,922
STMicroelectronics NV	9,853	217,937
Swatch Group AG	1,555	231,582
Swiss Re AG	4,795	487,111
Swisscom AG	394	194,860
UBS Group AG (A)	56,865	997,335
Zurich Insurance Group AG (A)	2,233	730,808

		17,638,075

United Arab Emirates - 0.0% (C)
NMC Health PLC	1,248	59,524

United Kingdom - 14.4%
3i Group PLC	14,495	174,665
Admiral Group PLC	3,804	98,400
Anglo American PLC (B)	20,780	484,185
Ashtead Group PLC	7,489	203,808

The notes are an integral part of this report. Transamerica ETF Trust	Page 7	March 31, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Associated British Foods PLC	5,255	$ 183,629
AstraZeneca PLC	18,721	1,285,647
Aviva PLC	59,624	414,773
Babcock International Group PLC (B)	7,598	71,284
BAE Systems PLC	47,209	385,031
Barclays PLC	235,671	682,688
Barratt Developments PLC	15,152	112,738
Berkeley Group Holdings PLC	2,124	112,895
BP PLC	291,419	1,959,186
British American Tobacco PLC	33,874	1,962,987
British Land Co. PLC, REIT	15,063	135,657
BT Group PLC	122,269	390,206
Bunzl PLC	5,146	151,234
Burberry Group PLC	6,376	151,695
Capita PLC	9,941	20,088
Centrica PLC	83,294	166,153
CNH Industrial NV	14,824	182,860
Coca-Cola European Partners PLC	3,775	157,267
Compass Group PLC	23,582	481,491
ConvaTec Group PLC (D)	10,817	30,212
Diageo PLC	36,282	1,227,621
Direct Line Insurance Group PLC	20,473	109,508
easyJet PLC	4,335	97,572
Experian PLC	13,663	294,684
Fiat Chrysler Automobiles NV (A)	16,072	326,181
G4S PLC	23,123	80,476
GKN PLC	25,728	167,102
GlaxoSmithKline PLC	72,192	1,411,717
Hammerson PLC, REIT	12,590	94,770
Hargreaves Lansdown PLC	3,722	85,263
HSBC Holdings PLC	302,236	2,821,141
IMI PLC	4,051	61,374
Imperial Brands PLC	14,233	484,376
Informa PLC	12,700	128,023
InterContinental Hotels Group PLC	2,956	176,980
International Consolidated Airlines Group SA	13,943	120,211
Intertek Group PLC	2,387	156,039
ITV PLC	54,719	110,649
J Sainsbury PLC	25,575	85,673
Johnson Matthey PLC	2,956	126,142
Kingfisher PLC	32,632	133,895
Land Securities Group PLC, REIT	11,354	149,256
Legal & General Group PLC	87,126	315,084
Lloyds Banking Group PLC	1,054,552	956,532
London Stock Exchange Group PLC	4,686	271,223
Marks & Spencer Group PLC	24,458	92,705
Merlin Entertainments PLC (D)	10,883	52,914
Micro Focus International PLC	6,469	89,549
National Grid PLC	53,252	599,259
Next PLC	2,133	142,397
Old Mutual PLC	72,915	244,768
Pearson PLC	11,726	123,205
Persimmon PLC	4,620	163,968
Prudential PLC	38,100	950,549
Reckitt Benckiser Group PLC	9,897	837,731
RELX NV	15,306	316,809
RELX PLC	15,440	317,308
Rentokil Initial PLC	27,458	104,654
Rio Tinto PLC	17,279	875,270
Rio Tinto, Ltd.	6,110	340,721
Rolls-Royce Holdings PLC (A)	27,195	332,508
Royal Bank of Scotland Group PLC (A)	49,160	178,473
Royal Mail PLC	14,014	106,315
RSA Insurance Group PLC	15,087	133,333
Sage Group PLC	16,992	152,362
Schroders PLC	1,730	77,465

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Severn Trent PLC	3,591	$ 92,891
Sky PLC	15,897	289,347
Smith & Nephew PLC	13,225	246,928
Smiths Group PLC	5,824	123,652
SSE PLC	15,132	270,859
St. James’s Place PLC	7,944	121,078
Standard Chartered PLC	40,618	406,089
Standard Life Aberdeen PLC	39,720	200,422
Subsea 7 SA	4,029	51,447
Taylor Wimpey PLC	49,114	127,184
Tesco PLC	143,689	415,026
Travis Perkins PLC	3,832	66,334
Unilever NV, CVA	25,378	1,431,655
Unilever PLC	19,335	1,072,856
United Utilities Group PLC	10,138	101,741
Vodafone Group PLC	392,296	1,068,818
Weir Group PLC	3,306	92,498
Whitbread PLC	2,737	142,060
WM Morrison Supermarkets PLC	35,166	105,321
WPP PLC	19,751	313,778

		32,962,518

United States - 0.5%
Carnival PLC	3,241	208,229
Flex, Ltd. (A)	8,677	141,695
International Game Technology PLC	1,708	45,655
Shire PLC	13,532	677,777

		1,073,356

Total Common Stocks (Cost $218,411,791)		225,501,132

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 4.54% (E)	547	51,228
Henkel AG & Co. KGaA, 1.50% (E)	2,628	345,344
Porsche Automobil Holding SE, 1.48% (E)	2,299	190,851
Volkswagen AG, 1.24% (E)	2,737	543,222

Total Preferred Stocks (Cost $967,662)		1,130,645

SECURITIES LENDING COLLATERAL - 9.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.72% (E)	22,370,736	22,370,736

Total Securities Lending Collateral (Cost $22,370,736)		22,370,736

Total Investments (Cost $241,750,189)		249,002,513
Net Other Assets (Liabilities) - (8.6)%		(19,746,250)

Net Assets - 100.0%		$ 229,256,263

The notes are an integral part of this report. Transamerica ETF Trust	Page 8	March 31, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	Long	26	06/15/2018	$ 2,615,197	$ 2,600,780	$ —	$ (14,417)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	11.1%	$ 27,584,153
Pharmaceuticals	6.5	16,295,534
Insurance	4.7	11,776,294
Oil, Gas & Consumable Fuels	4.6	11,555,770
Automobiles	3.5	8,813,702
Chemicals	3.3	8,127,207
Food Products	2.8	6,874,735
Machinery	2.8	6,866,265
Metals & Mining	2.7	6,626,702
Beverages	2.2	5,483,970
Capital Markets	2.1	5,240,333
Real Estate Management & Development	2.0	5,025,212
Diversified Telecommunication Services	2.0	5,012,235
Personal Products	1.8	4,493,538
Textiles, Apparel & Luxury Goods	1.8	4,354,140
Electronic Equipment, Instruments & Components	1.7	4,208,141
Electric Utilities	1.6	4,001,355
Software	1.6	3,904,350
Hotels, Restaurants & Leisure	1.5	3,664,162
Equity Real Estate Investment Trusts	1.4	3,568,462
Food & Staples Retailing	1.4	3,480,356
Industrial Conglomerates	1.4	3,365,754
Semiconductors & Semiconductor Equipment	1.4	3,363,836
Electrical Equipment	1.4	3,360,534
Trading Companies & Distributors	1.3	3,331,578
Auto Components	1.3	3,296,127
Wireless Telecommunication Services	1.3	3,293,868
Tobacco	1.2	3,077,232
Household Durables	1.2	2,932,354
Aerospace & Defense	1.1	2,763,071
Professional Services	1.1	2,661,752
Health Care Equipment & Supplies	1.1	2,659,072
Road & Rail	1.0	2,577,308
Media	1.0	2,374,831
Multi-Utilities	0.9	2,300,786
Construction & Engineering	0.9	2,287,186
Biotechnology	0.8	2,042,748
Building Products	0.8	2,029,839
Household Products	0.8	1,995,820
Diversified Financial Services	0.7	1,850,050
IT Services	0.6	1,580,314
Specialty Retail	0.6	1,478,175
Construction Materials	0.6	1,420,191
Transportation Infrastructure	0.6	1,401,416
Health Care Providers & Services	0.5	1,365,965
Technology Hardware, Storage & Peripherals	0.5	1,305,231
Commercial Services & Supplies	0.5	1,150,063
Air Freight & Logistics	0.4	1,012,340
Gas Utilities	0.4	892,382
Paper & Forest Products	0.4	881,727
Communications Equipment	0.3	774,702
Airlines	0.3	734,921
Multiline Retail	0.3	665,427
Leisure Products	0.3	650,565
Containers & Packaging	0.2	490,805
Marine	0.2	445,178

The notes are an integral part of this report. Transamerica ETF Trust	Page 9	March 31, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Life Sciences Tools & Services	0.1%		$ 367,794
Internet Software & Services	0.1		317,878
Internet & Direct Marketing Retail	0.1		211,799
Energy Equipment & Services	0.1		211,623
Water Utilities	0.1		194,632
Consumer Finance	0.0	(C)	116,133
Independent Power & Renewable Electricity Producers	0.0	(C)	107,840
Health Care Technology	0.0	(C)	98,881
Internet & Catalog Retail	0.0	(C)	97,806
Diversified Consumer Services	0.0	(C)	79,746
Distributors	0.0	(C)	57,881

Investments, at Value	91.0		226,631,777
Short-Term Investments	9.0		22,370,736

Total Investments	100.0%		$ 249,002,513

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,758,020	$223,743,112	$—	$225,501,132
Preferred Stocks	—	1,130,645	—	1,130,645
Securities Lending Collateral	22,370,736	—	—	22,370,736

Total Investments	$24,128,756	$224,873,757	$—	$249,002,513

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(14,417)	$—	$—	$(14,417)

Total Other Financial Instruments	$(14,417)	$—	$—	$(14,417)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,275,265. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the total value of 144A securities is $1,248,709, representing 0.5% of the Fund‘s net assets.
(E)	Rates disclosed reflect the yields at March 31, 2018.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica ETF Trust	Page 10	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2018

(unaudited)

1. ORGANIZATION

Transamerica ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust dated May 5, 2016. The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are listed below.

Fund
DeltaShares® S&P 400 Managed Risk ETF (“S&P 400 Managed Risk”)
DeltaShares® S&P 500 Managed Risk ETF (“S&P 500 Managed Risk”)
DeltaShares® S&P 600 Managed Risk ETF (“S&P 600 Managed Risk”)
DeltaShares® S&P International Managed Risk ETF (“S&P International Managed Risk”)

Each Fund is classified as a “non-diversified” investment company under the 1940 Act.

The investment objective of each Fund is to seek investment results, before fees and expenses, that generally correspond to the price and yield of its respective index listed below (each, an “Underlying Index”). Each Fund uses a “passive” or index approach to try to achieve its investment objective.

Fund	Underlying Index
S&P 400 Managed Risk	S&P 400® Managed Risk 2.0 Index
S&P 500 Managed Risk	S&P 500® Managed Risk 2.0 Index
S&P 600 Managed Risk	S&P 600® Managed Risk 2.0 Index
S&P International Managed Risk	S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and

Transamerica ETF Trust	Page 1	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

1. ORGANIZATION (continued)

monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2018, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts

Transamerica ETF Trust	Page 2	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

3. SECURITY VALUATION (continued)

may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at March 31, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When a

Transamerica ETF Trust	Page 3	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. A Fund may borrow on a secured or on an unsecured basis. If a Fund enters into a secured borrowing arrangement, a portion of the Fund’s assets will be used as collateral. The 1940 Act requires a Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that a Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of March 31, 2018, the Funds have not utilized the program.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. The lending of securities exposes the Fund to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2018, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
S&P 400 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$5,325,214	$—	$—	$—	$5,325,214

Total Borrowings	$5,325,214	$—	$—	$—	$5,325,214

S&P 500 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$1,122,331	$—	$—	$—	$1,122,331

Total Borrowings	$1,122,331	$—	$—	$—	$1,122,331

S&P 600 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$2,904,183	$—	$—	$—	$2,904,183

Total Borrowings	$2,904,183	$—	$—	$—	$2,904,183

S&P International Managed Risk ETF
Securities Lending Transactions
Common Stocks	$22,370,736	$—	$—	$—	$22,370,736

Total Borrowings	$22,370,736	$—	$—	$—	$22,370,736

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives. The Funds’ use of derivatives may increase the Funds’ exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Transamerica ETF Trust	Page 4	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to enhance the Funds ability to track its Underlying Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at March 31, 2018, if any, are listed within the Schedule of Investments.

7. RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectuses, including but not limited to the following:

Asset Allocation: The Underlying Index and, thus, the Fund allocate assets among equity and fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not allocate its assets among equity and fixed income securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index tracking: While an index fund seeks to track the performance of its stated index (i.e. achieve a high degree of correlation with the index), an index fund’s return may not match the return of the index. An index fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, an index fund may not be fully invested at times, generally as a result of cash flows or reserves of cash held by an index fund to meet redemptions. The sub-adviser may attempt to replicate the index return by investing in fewer than all of the securities of the index, or in some securities not included in the index, potentially increasing the risk of divergence between an index fund’s return and that of its stated index.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Transamerica ETF Trust	Page 5	March 31, 2018 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica ETF Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 22, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 22, 2018